United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23759

Thrivent ETF Trust

(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer

Thrivent ETF Trust

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders

(a)  Copies of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)  Not applicable.

Thrivent Small-Mid Cap Equity ETF

TSME | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the Thrivent Small-Mid Cap Equity ETF (the Fund) for the six months ended March 31, 2026. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$860,976,987	65	32%	$2,601,864

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Modine Manufacturing Co.	3.5%
Bel Fuse, Inc., Class B	3.4%
Coherent Corp.	2.7%
Limbach Holdings, Inc.	2.7%
Turning Point Brands, Inc.	2.6%
Element Solutions, Inc.	2.6%
SharkNinja, Inc.	2.5%
CECO Environmental Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Littelfuse, Inc.	2.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.8%
Short-Term Investments	0.2%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	33.7%
Information Technology	19.0%
Consumer Discretionary	16.4%
Health Care	8.3%
Financials	8.3%
Materials	5.7%
Consumer Staples	4.8%
Utilities	2.5%
Communication Services	1.1%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Core Plus Bond ETF

TCPB | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the Thrivent Core Plus Bond ETF (the Fund) for the six months ended March 31, 2026. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$403,857,206	460	49%	$639,100

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.500%, 11/15/54	3.5%
U.S. Treasury Notes, 4.000%, 05/31/30	2.6%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.2%
U.S. Treasury Bonds, 4.625%, 11/15/44	2.1%
U.S. Treasury Notes, 4.250%, 01/31/30	2.1%
U.S. Treasury Bonds, 3.000%, 08/15/48	2.1%
U.S. Treasury Notes, 3.125%, 11/15/28	1.7%
U.S. Treasury Notes, 3.750%, 10/31/32	1.7%
Federal National Mortgage Association, 3.500%, 05/01/52	1.5%
Federal Home Loan Mortgage Corp., 5.000%, 11/01/55	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
Mortgage-Backed Securities	23.5%
U.S. Government & Agencies	20.8%
Financials	18.7%
Collateralized Mortgage Obligations	6.1%
Consumer Staples	5.3%
Asset-Backed Securities	3.8%
Technology	3.7%
Consumer Discretionary	3.4%
Utilities	3.1%
Industrials	2.7%

Bond Quality Ratings (% of Net Assets)

Table Summary
Value	Value
NR	3.9%
B	0.6%
BA	6.8%
BAA	27.6%
A	9.7%
AA	6.0%
AAA	3.7%
U.S. Gov't Guaranteed	41.9%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.6%
Short-Term Investments	0.4%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Mid Cap Value ETF

TMVE | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value ETF (the Fund) for the period ended March 31, 2026. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$22	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$284,453,377	83	23%	$473,715

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
M&T Bank Corp.	2.4%
MKS, Inc.	2.3%
Hexcel Corp.	2.1%
U.S. Bancorp	2.0%
Crown Holdings, Inc.	2.0%
General Dynamics Corp.	2.0%
Labcorp Holdings, Inc.	1.8%
Host Hotels & Resorts, Inc.	1.8%
Wyndham Hotels & Resorts, Inc.	1.8%
Simmons First National Corp., Class A	1.7%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.1%
Short-Term Investments	1.9%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	18.2%
Financials	14.7%
Information Technology	9.5%
Energy	9.3%
Utilities	8.6%
Consumer Discretionary	8.1%
Health Care	7.6%
Real Estate	7.1%
Materials	7.1%
Consumer Staples	5.7%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  On November 14, 2025 the Thrivent Mid Cap Value Fund (the “Predecessor Fund”), a series of Thrivent Mutual Funds, reorganized into the Fund, a newly organized exchange-traded fund pursuant to a plan of reorganization. The reorganization was completed as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the funds or their shareholders.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Ultra Short Bond ETF

TUSB | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the Thrivent Ultra Short Bond ETF (the Fund) for the six months ended March 31, 2026. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$212,319,515	441	46%	$197,461

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, 01/31/27	3.8%
Wells Fargo & Co., 5.036%, 04/23/29	1.4%
U.S. Treasury Notes, 4.500%, 05/15/27	1.3%
AbbVie, Inc., 4.131%, 03/03/28	0.9%
Abbott Laboratories, 4.149%, 03/09/29	0.9%
Alphabet, Inc., 3.700%, 02/15/29	0.9%
Honeywell Aerospace, Inc., 4.278%, 03/16/29	0.8%
Goldman Sachs Group, Inc., 4.956%, 04/23/28	0.8%
JPMorgan Chase & Co., 5.040%, 01/23/28	0.7%
Walt Disney Co., 3.750%, 03/14/29	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	38.2%
Asset-Backed Securities	18.3%
Consumer Staples	10.0%
Consumer Discretionary	5.4%
Industrials	5.3%
U.S. Government & Agencies	5.1%
Mortgage-Backed Securities	3.9%
Technology	3.1%
Communication Services	2.9%
Utilities	2.4%

Bond Quality Ratings (% of Net Assets)

Table Summary
Value	Value
NR	2.3%
BA	3.1%
BAA	34.2%
A	30.1%
AA	7.5%
AAA	17.3%
U.S. Gov't Guaranteed	5.6%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.8%
Short-Term Investments	0.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Small Cap Value ETF

TSCV | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Value ETF (the Fund) for the period ended March 31, 2026. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$22	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$156,947,076	59	23%	$348,433

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Matador Resources Co.	3.1%
Spire, Inc.	2.6%
UMB Financial Corp.	2.4%
Cushman & Wakefield, Ltd.	2.4%
Black Hills Corp.	2.3%
Gulfport Energy Corp.	2.3%
Wintrust Financial Corp.	2.3%
Methanex Corp.	2.3%
Atlantic Union Bankshares Corp.	2.2%
Old National Bancorp	2.2%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.6%
Short-Term Investments	2.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	22.9%
Consumer Discretionary	14.8%
Industrials	13.8%
Materials	10.6%
Information Technology	8.9%
Energy	8.2%
Health Care	6.2%
Real Estate	5.5%
Utilities	4.9%
Consumer Staples	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  On November 14, 2025 the Thrivent Core Small Cap Value Fund (the “Predecessor Fund”), a series of Thrivent Core Funds, reorganized into the Fund, a newly organized exchange-traded fund pursuant to a plan of reorganization. The reorganization was completed as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the funds or their shareholders.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)

Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has an audit committee which was established in accordance with Section 3(a)(58)(A) of the Exchange Act. The audit committee members are Janice B. Case, Robert J. Chersi, Arleas Upton Kea, Paul R. Laubscher, Robert J. Manilla, James A. Nussle, James W. Runcie, and Constance L. Souders.

(b)	Not applicable.

Item 6. Investments

(a)	Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

Financial Statements and Additional Information
March 31, 2026
Thrivent ETF Trust

Table of Contents

Schedule of Investments
Thrivent Core Plus Bond ETF2
Thrivent Mid Cap Value ETF12
Thrivent Small Cap Value ETF14
Thrivent Small-Mid Cap Equity ETF16
Thrivent Ultra Short Bond ETF18
Statement of Assets and Liabilities30
Statement of Operations32
Statement of Changes in Net Assets34
Notes to Financial Statements37
Financial Highlights50
Changes in and Disagreements with Accountants (Item 8)52
Proxy Disclosures (Item 9)53
Remuneration Paid to Directors, Officers, and Others (Item 10)54
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)55

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)

Principal Amount	Long-Term Fixed Income 100.3%	Value
Asset-Backed Securities 3.8%
	Affirm Asset Securitization Trust,
$53,344	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	$53,375
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	110,567
	AMSR Trust,
500,000	3.66%, 6/17/2042, Series 2025- SFR1, Class B [a]	472,018
	ARES LXXI CLO, Ltd.,
235,000	(TSFR3M + 1.700%), 5.37%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	233,987
	Avis Budget Rental Car Funding AESOP LLC,
275,000	5.24%, 8/20/2029, Series 2025-1A, Class B [a]	276,846
	Balboa Bay Loan Funding, Ltd.,
250,000	(TSFR3M + 2.250%), 5.92%, 1/20/2035, Series 2021-2A, Class CR [a],[b]	249,289
	Barings CLO, Ltd.,
750,000	(TSFR3M + 1.900%), 5.57%, 1/18/2035, Series 2021-3A, Class CR [a],[b]	744,991
	Barings Loan Partners CLO, Ltd.,
180,000	(TSFR3M + 1.650%), 5.32%, 1/20/2034, Series LP-2A, Class CR [a],[b]	179,198
	Battalion CLO IX, Ltd.,
1,000,000	(TSFR3M + 1.600%), 5.27%, 7/15/2031, Series 2015-9A, Class BRR [a],[b]	1,000,341
	Battalion CLO XXI, Ltd.,
1,000,000	(TSFR3M + 2.000%), 5.67%, 7/15/2034, Series 2021-21A, Class CR [a],[b]	990,000
	Chenango Park CLO, Ltd.,
595,000	(TSFR3M + 1.800%), 5.47%, 4/15/2030, Series 2018-1A, Class BR [a],[b]	595,400
	Dryden 72 CLO, Ltd.,
1,000,000	(TSFR3M + 1.650%), 5.30%, 5/15/2032, Series 2019-72A, Class BRR [a],[b]	1,000,150
	Dryden 78 CLO, Ltd.,
235,000	(TSFR3M + 1.730%), 5.40%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	233,983
	Hertz Vehicle Financing III LLC,
250,000	5.45%, 9/25/2029, Series 2025-1A, Class B [a]	251,364
750,000	5.59%, 12/26/2029, Series 2025- 3A, Class B [a]	755,017
500,000	5.14%, 5/25/2032, Series 2025-6A, Class B [a]	492,861
	Home Re, Ltd.,
750,000	(SOFR30A + 2.150%), 5.81%, 1/25/2036, Series 2026-1, Class M1B [a],[b]	751,008
	Hotwire Funding LLC,
205,000	5.89%, 6/20/2054, Series 2024-1A, Class A2 [a]	207,405
Principal Amount	Long-Term Fixed Income 100.3%	Value
Asset-Backed Securities 3.8% – continued
	LCM 41, Ltd.,
$500,000	(TSFR3M + 3.600%), 7.27%, 4/15/2036, Series 41A, Class D1R [a],[b]	$479,371
	Lightpath Fiber Issuer LLC,
500,000	5.60%, 3/25/2056, Series 2026-1A, Class A2 [a]	498,614
	Madison Park Funding XXIV, Ltd.,
104,764	(TSFR3M + 1.550%), 5.22%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	104,767
	Navient Refinance Loan Trust,
1,000,000	4.50%, 1/18/2056, Series 2026-A, Class A [a]	988,730
	Octagon Investment Partners 50, Ltd.,
500,000	(TSFR3M + 2.000%), 5.67%, 1/15/2035, Series 2020-4A, Class CR2 [a],[b]	494,983
	Park Blue CLO, Ltd.,
500,000	(TSFR3M + 2.180%), 5.85%, 4/20/2038, Series 2023-3A, Class CR [a],[b]	498,326
	Point Securitization Trust,
326,573	6.25%, 6/25/2055, Series 2025-1, Class A1 [a]	326,520
	RFS Asset Securitization V LLC,
400,000	6.05%, 5/15/2032, Series 2025-1, Class A [a]	401,846
	SLM Private Credit Student Loan Trust,
71,463	(TSFR3M + 0.662%), 4.34%, 6/15/2033, Series 2004-A, Class A3 [b]	71,309
	Sunnova Hestia II Issuer LLC,
356,689	5.63%, 7/20/2051, Series 2024- GRID1, Class 1A [a]	345,573
	Trinitas CLO XXVIII, Ltd.,
1,000,000	(TSFR3M + 1.700%), 5.37%, 4/25/2039, Series 2024-28A, Class BR [a],[b],[c]	1,000,000
	Veros Auto Receivables Trust,
172,225	5.31%, 9/15/2028, Series 2025-1, Class A [a]	172,782
	Vibrant CLO IV-R, Ltd.,
600,000	(TSFR3M + 1.650%), 5.32%, 10/20/2037, Series 2024-4RA, Class A2 [a],[b]	597,307
	Westgate Resorts LLC,
1,000,000	5.19%, 10/20/2039, Series 2026- 1A, Class A [a]	1,000,460
	Total	15,578,388
Basic Materials 1.2%
	Anglo American Capital plc,
735,000	5.75%, 4/5/2034 [a]	756,518
	Cleveland-Cliffs, Inc.,
260,000	6.75%, 4/15/2030 [a]	253,498
	Corp. Nacional del Cobre de Chile,
750,000	5.53%, 1/30/2037 [a]	736,178
	Eastman Chemical Co.,
750,000	4.50%, 2/20/2031	733,327
	First Quantum Minerals, Ltd.,
610,000	8.63%, 6/1/2031 [a]	632,475
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Basic Materials 1.2% – continued
	Methanex Corp.,
$275,000	5.25%, 12/15/2029	$272,258
	OCP SA,
300,000	6.88%, 4/25/2044	299,419
	SNF Group SACA,
750,000	5.63%, 3/31/2031 [a]	758,850
	Vale Overseas, Ltd.,
400,000	3.75%, 7/8/2030	380,686
	Total	4,823,209
Collateralized Mortgage Obligations 6.1%
	Angel Oak Mortgage Trust,
485,755	4.93%, 10/25/2070, Series 2025- 13, Class A1 [a],[d]	483,106
	Archwest Mortgage Trust,
1,000,000	5.44%, 4/25/2041, Series 2026- RTL1, Class A1 [a],[d]	1,001,094
	Cross Mortgage Trust,
984,114	4.70%, 2/25/2061, Series 2026- NQM1, Class A1 [a],[b]	973,877
993,202	5.09%, 3/25/2061, Series 2026- NQM2, Class A2 [a],[d]	983,697
169,975	6.42%, 4/25/2069, Series 2024-H2, Class A2 [a],[d]	170,979
	Flagstar Mortgage Trust,
681,394	2.50%, 8/25/2051, Series 2021- 6INV, Class A4 [a],[b]	566,435
	GCAT Trust,
417,497	5.50%, 1/25/2054, Series 2024- INV1, Class 1A2 [a],[b]	415,926
473,906	6.50%, 1/25/2054, Series 2024- INV1, Class 2A2 [a],[b]	485,198
	GS Mortgage-Backed Securities Trust,
741,117	4.98%, 5/25/2066, Series 2026- DSC1, Class A2 [a],[d]	734,279
	HOMES Trust,
955,591	5.08%, 8/25/2060, Series 2026- INV1, Class A1D [a],[d]	950,478
766,939	5.05%, 9/25/2070, Series 2026- NQM1, Class A2 [a],[d]	758,605
	JP Morgan Mortgage Trust,
694,013	2.50%, 2/25/2052, Series 2021- INV7, Class A2A [a],[b]	577,377
1,000,000	5.50%, 3/25/2056, Series 2025-9, Class A8 [a],[b]	993,183
678,491	5.06%, 6/25/2056, Series 2025- 12MPR, Class A1D [a],[d]	671,853
750,000	5.00%, 7/25/2056, Series 2026-1, Class A5A [a],[b]	723,461
	Morgan Stanley Residential Mortgage Loan Trust,
810,856	5.53%, 5/25/2070, Series 2025- NQM3, Class A1 [a],[b]	813,062
486,854	5.22%, 9/25/2070, Series 2025- NQM8, Class A2 [a],[d]	484,836
968,814	5.03%, 12/25/2070, Series 2026- NQM1, Class A2 [a],[d]	960,019
1,017,434	5.02%, 1/25/2071, Series 2026- DSC1, Class A2 [a],[d]	1,007,737
1,000,000	5.43%, 3/25/2071, Series 2026- NQM3, Class A2 [a],[d]	997,123
Principal Amount	Long-Term Fixed Income 100.3%	Value
Collateralized Mortgage Obligations 6.1% – continued
	New Residential Mortgage Loan Trust,
$718,918	5.08%, 11/25/2065, Series 2026- NQM1, Class A2 [a],[d]	$711,257
	OBX Trust,
1,000,000	5.00%, 2/25/2056, Series 2026-J1, Class A14 [a],[b]	969,888
738,247	4.82%, 12/1/2065, Series 2026- NQM2, Class A1 [a],[b]	732,538
	PMT Loan Trust,
508,779	2.50%, 7/25/2051, Series 2021- INV1, Class A3 [a],[b]	422,943
500,000	5.50%, 5/25/2056, Series 2025- INV5, Class A12 [a],[b]	496,114
1,000,000	5.00%, 1/25/2057, Series 2026-J1, Class A8 [a],[b]	965,412
	PRET Trust,
90,701	4.00%, 8/25/2064, Series 2025- RPL2, Class A1 [a],[d]	87,985
	Provident Funding Mortgage Trust,
450,000	5.00%, 12/25/2055, Series 2025-6, Class A10 [a],[b]	430,076
	PRPM Trust,
750,000	5.21%, 1/25/2056, Series 2026- RCF1, Class A2 [a],[d]	748,313
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[d]	150,366
	Santander Mortgage Asset Receivable Trust,
1,138,308	5.07%, 8/25/2065, Series 2025- NQM5, Class A1 [a],[b]	1,134,441
	Seasoned Loans Structured Transaction Trust,
1,500,000	3.00%, 10/25/2035, Series 2025-2, Class A2	1,273,458
	Sequoia Mortgage Trust,
500,000	5.00%, 12/25/2055, Series 2025- 12, Class A8 [a],[b]	476,231
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[d]	200,705
	Verus Securitization Trust,
285,612	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[d]	287,491
833,893	5.58%, 6/25/2070, Series 2025-5, Class A2 [a],[d]	835,108
	Total	24,674,651
Commercial Mortgage-Backed Securities 1.5%
	Bank,
400,000	2.14%, 3/15/2063, Series 2020- BN28, Class AS	353,289
	Bank5,
1,000,000	5.84%, 4/15/2059, Series 2026- 5YR21, Class AS [c]	1,030,591
	BBCMS Mortgage Trust,
500,000	5.99%, 5/15/2058, Series 2025- 5C34, Class AS [b]	515,509
500,000	5.59%, 7/15/2058, Series 2025- C35, Class A5 [b]	518,640
500,000	5.52%, 8/15/2058, Series 2025- 5C36, Class A3	515,097
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Commercial Mortgage-Backed Securities 1.5% – continued
$500,000	5.38%, 9/15/2058, Series 2025- 5C37, Class AS [b]	$506,307
	BMO Mortgage Trust,
1,000,000	5.23%, 12/15/2058, Series 2025- 5C13, Class A3	1,017,380
	CSAIL Commercial Mortgage Trust,
484,000	2.56%, 3/15/2053, Series 2020- C19, Class A3	439,513
	Velocity Commercial Capital Loan Trust,
245,442	6.55%, 1/25/2054, Series 2024-1, Class A [a],[b]	248,113
	Wells Fargo Commercial Mortgage Trust,
1,000,000	5.59%, 7/15/2058, Series 2025- 5C5, Class A3	1,031,393
	Total	6,175,832
Communication Services 2.6%
	Alphabet, Inc.,
1,000,000	4.10%, 2/15/2031	993,051
760,000	5.45%, 11/15/2055	735,833
	Amazon.com, Inc.,
750,000	4.25%, 3/13/2031	744,472
	AT&T, Inc.,
500,000	4.75%, 4/30/2033	495,264
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,055,000	4.75%, 3/1/2030 [a]	1,001,062
	Charter Communications Operating LLC/Charter Communications Operating Capital,
735,000	5.05%, 3/30/2029	738,717
460,000	6.38%, 10/23/2035	467,122
260,000	5.85%, 12/1/2035	255,732
	Comcast Corp.,
260,000	4.65%, 7/15/2042	224,500
	Orange SA,
1,000,000	4.25%, 1/13/2031 [a]	980,932
	Paramount Global,
250,000	7.88%, 7/30/2030	260,981
	T-Mobile USA, Inc.,
585,000	5.13%, 5/15/2032	593,401
1,060,000	4.95%, 11/15/2035	1,040,660
	Uber Technologies, Inc.,
510,000	4.80%, 9/15/2035	494,881
	VeriSign, Inc.,
435,000	5.25%, 6/1/2032	438,135
	Verizon Communications, Inc.,
510,000	5.25%, 4/2/2035	510,629
260,000	5.88%, 11/30/2055	252,895
	Walt Disney Co.,
500,000	4.63%, 3/14/2036	486,216
	Total	10,714,483
Consumer Discretionary 3.4%
	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.,
110,000	5.75%, 4/20/2029 [a]	109,398
	American Honda Finance Corp.,
710,000	5.15%, 7/9/2032	711,363
	Brightstar Lottery plc,
360,000	5.25%, 1/15/2029 [a]	357,085
Principal Amount	Long-Term Fixed Income 100.3%	Value
Consumer Discretionary 3.4% – continued
	Delta Air Lines, Inc.,
$810,000	4.95%, 7/10/2028	$812,981
	Delta Air Lines, Inc./SkyMiles IP, Ltd.,
375,833	4.75%, 10/20/2028 [a]	375,291
	Flutter Treasury DAC,
610,000	5.88%, 6/4/2031 [a]	604,321
	Ford Motor Credit Co. LLC,
430,000	6.80%, 11/7/2028	445,131
660,000	5.73%, 9/5/2030	659,334
	General Motors Financial Co., Inc.,
610,000	4.20%, 10/27/2028	603,717
385,000	5.75%, 2/8/2031	397,251
385,000	5.63%, 4/4/2032	393,943
250,000	5.45%, 1/8/2036	246,258
	Hasbro, Inc.,
1,000,000	4.65%, 3/12/2031	987,521
	Honda Motor Co., Ltd.,
1,235,000	4.44%, 7/8/2028	1,232,161
	Hyundai Capital America,
710,000	4.88%, 6/23/2027 [a]	712,858
650,000	6.20%, 9/21/2030 [a]	681,165
	Las Vegas Sands Corp.,
760,000	5.63%, 6/15/2028	769,897
260,000	6.00%, 8/15/2029	267,212
	Marriott International, Inc.,
750,000	4.50%, 5/1/2033	724,663
	Mattamy Group Corp.,
480,000	4.63%, 3/1/2030 [a]	456,360
	Resideo Funding, Inc.,
385,000	6.50%, 7/15/2032 [a]	379,331
	Royal Caribbean Cruises, Ltd.,
580,000	6.25%, 3/15/2032 [a]	592,983
	Stellantis Finance U.S., Inc.,
210,000	5.35%, 3/17/2028 [a]	211,491
	United Airlines Holdings, Inc.,
750,000	5.38%, 3/1/2031	734,488
	United Airlines Pass-Through Trust,
20,930	3.75%, 3/3/2028, Series A, Class A	20,879
	United Airlines, Inc.,
260,000	4.63%, 4/15/2029 [a]	255,092
	Total	13,742,174
Consumer Staples 5.3%
	Abbott Laboratories,
775,000	4.00%, 3/15/2031	762,723
	AbbVie, Inc.,
500,000	4.13%, 3/15/2031	492,744
510,000	5.60%, 3/15/2055	502,389
	BAT Capital Corp.,
385,000	7.75%, 10/19/2032	442,088
	Block, Inc.,
400,000	5.63%, 8/15/2030 [a]	397,790
510,000	6.00%, 8/15/2033 [a]	501,577
	Bunge, Ltd. Finance Corp.,
1,005,000	3.20%, 4/21/2031	937,360
	Cargill, Inc.,
510,000	5.38%, 10/23/2055 [a]	481,414
	Cencora, Inc.,
1,000,000	4.60%, 2/13/2033	983,244
	Centene Corp.,
750,000	3.38%, 2/15/2030	677,503
	Cigna Group,
510,000	4.88%, 9/15/2032	509,261
	Conagra Brands, Inc.,
860,000	4.85%, 11/1/2028	860,853
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Consumer Staples 5.3% – continued
	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
$740,000	5.60%, 1/15/2031 [a]	$716,346
	CVS Health Corp.,
710,000	5.00%, 9/15/2032	710,569
735,000	5.05%, 3/25/2048	630,632
	HCA, Inc.,
585,000	5.50%, 3/1/2032	599,716
460,000	4.90%, 11/15/2035	444,733
	Imperial Brands Finance plc,
560,000	4.50%, 6/30/2028 [a]	560,413
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
500,000	5.50%, 1/15/2036	500,230
500,000	5.63%, 3/10/2037 [a],[c]	501,565
500,000	6.38%, 2/25/2055	498,272
	Keurig Dr. Pepper, Inc.,
385,000	4.05%, 4/15/2032	364,224
	Mars, Inc.,
60,000	5.65%, 5/1/2045 [a]	59,251
	McKesson Corp.,
760,000	4.65%, 5/30/2030	764,587
	Novartis Capital Corp.,
500,000	5.70%, 3/18/2056	503,567
	Philip Morris International, Inc.,
460,000	5.25%, 2/13/2034	468,419
385,000	4.13%, 3/4/2043	318,158
	Post Holdings, Inc.,
575,000	6.25%, 2/15/2032 [a]	580,945
	Roche Holdings, Inc.,
700,000	4.37%, 12/2/2032 [a]	690,278
	Royalty Pharma plc,
710,000	5.20%, 9/25/2035	700,722
	S&P Global, Inc.,
450,000	4.80%, 12/4/2035 [a]	440,951
	Stryker Corp.,
260,000	5.20%, 2/10/2035	263,268
	Takeda Pharmaceutical Co., Ltd.,
585,000	5.30%, 7/5/2034	591,644
	Tenet Healthcare Corp.,
710,000	5.50%, 11/15/2032 [a]	703,451
	Teva Pharmaceutical Finance Netherlands III BV,
500,000	6.00%, 12/1/2032	513,170
	Tyson Foods, Inc.,
500,000	4.95%, 2/20/2036	488,403
	UnitedHealth Group, Inc.,
585,000	5.88%, 2/15/2053	576,147
	Verisk Analytics, Inc.,
650,000	4.45%, 3/15/2031	639,189
	Total	21,377,796
Energy 2.3%
	BP Capital Markets America, Inc.,
385,000	3.00%, 3/17/2052	243,625
	Cheniere Energy Partners LP,
485,000	5.55%, 10/30/2035	493,899
	Columbia Pipelines Holding Co. LLC,
445,000	5.10%, 10/1/2031 [a]	447,405
	Coterra Energy, Inc.,
710,000	5.60%, 3/15/2034	726,621
Principal Amount	Long-Term Fixed Income 100.3%	Value
Energy 2.3% – continued
	Diamondback Energy, Inc.,
$710,000	6.25%, 3/15/2033	$757,556
	DT Midstream, Inc.,
510,000	4.30%, 4/15/2032 [a]	486,544
	Energy Transfer LP,
1,150,000	4.55%, 1/15/2031	1,139,559
	EOG Resources, Inc.,
710,000	5.00%, 7/15/2032	718,834
	Hilcorp Energy I LP/Hilcorp Finance Co.,
905,000	6.00%, 4/15/2030 [a]	880,894
	Kinder Morgan, Inc.,
585,000	5.45%, 8/1/2052	540,053
	MPLX LP,
550,000	5.30%, 4/1/2036	542,132
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
585,000	4.00%, 1/15/2032	554,408
	Venture Global LNG, Inc.,
405,000	7.00%, 1/15/2030 [a]	413,526
	Venture Global Plaquemines LNG LLC,
500,000	6.50%, 1/15/2034 [a]	521,222
	Williams Cos., Inc.,
710,000	4.63%, 6/30/2030	709,355
	Total	9,175,633
Financials 18.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
385,000	3.30%, 1/30/2032	349,667
750,000	4.75%, 1/15/2033	728,970
	Agree LP,
260,000	5.60%, 6/15/2035	266,765
	Ally Financial, Inc.,
590,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	599,201
	American Homes 4 Rent LP,
410,000	4.95%, 6/15/2030	411,500
	American International Group, Inc.,
510,000	5.13%, 3/27/2033	514,916
	Ameriprise Financial, Inc.,
710,000	5.20%, 4/15/2035	708,085
	Aon Corp./Aon Global Holdings plc,
660,000	5.35%, 2/28/2033	675,923
	Apollo Debt Solutions BDC,
510,000	5.88%, 8/30/2030	501,976
500,000	5.70%, 1/23/2031 [a]	487,763
	ARES Capital Corp.,
710,000	5.50%, 9/1/2030	697,339
	Ares Strategic Income Fund,
710,000	4.85%, 1/15/2029 [a]	687,467
	ARES Strategic Income Fund,
60,000	6.35%, 8/15/2029	60,192
	Atlas Warehouse Lending Co. LP,
660,000	4.95%, 11/15/2030 [a]	647,407
250,000	5.25%, 1/15/2033 [a]	242,118
	Australia & New Zealand Banking Group, Ltd.,
760,000	(CMT 1Y + 1.350%), 5.82%, 6/18/2036 [a],[b]	773,254
	Aviation Capital Group LLC,
285,000	5.13%, 4/10/2030 [a]	286,485
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Financials 18.7% – continued
$510,000	4.80%, 10/24/2030 [a]	$504,110
500,000	4.88%, 1/28/2033 [a]	482,504
	Avolon Holdings Funding, Ltd.,
585,000	5.75%, 11/15/2029 [a]	599,414
112,000	5.38%, 5/30/2030 [a]	113,221
260,000	4.95%, 10/15/2032 [a]	253,234
	Banco Santander SA,
610,000	(CMT 1Y + 1.450%), 5.54%, 3/14/2030 [b]	624,576
	Bank of America Corp.,
600,000	(CMT 5Y + 2.351%), 6.25%, 7/26/2030, Series UU [b],[e]	603,614
1,060,000	(SOFRRATE + 1.000%), 5.16%, 1/24/2031 [b]	1,080,195
960,000	(SOFRRATE + 1.830%), 4.57%, 4/27/2033 [b]	943,215
	Bank of New York Mellon Corp.,
600,000	(CMT 5Y + 2.034%), 5.63%, 3/20/2031, Series M [b],[e]	587,586
	Bank of Nova Scotia,
710,000	(SOFRRATE + 1.440%), 4.74%, 11/10/2032 [b]	708,229
750,000	(SOFRRATE + 1.045%), 4.81%, 2/2/2034 [b]	739,351
	Banque Federative du Credit Mutuel SA,
1,050,000	4.54%, 1/15/2031 [a]	1,035,476
	Barclays plc,
460,000	(SOFRRATE + 1.560%), 4.94%, 9/10/2030 [b]	462,370
410,000	(CMT 1Y + 3.500%), 7.44%, 11/2/2033 [b]	458,368
260,000	(SOFRRATE + 1.910%), 5.34%, 9/10/2035 [b]	257,660
	Belrose Funding Trust II,
710,000	6.79%, 5/15/2055 [a]	711,120
	Blackstone Holdings Finance Co. LLC,
810,000	6.20%, 4/22/2033 [a]	857,645
	Blackstone Secured Lending Fund,
510,000	5.13%, 1/31/2031	488,418
	Blue Owl Capital Corp.,
710,000	5.95%, 3/15/2029	701,463
	Blue Owl Technology Finance Corp.,
60,000	6.10%, 3/15/2028	59,299
500,000	6.13%, 1/23/2031	471,589
	BNP Paribas SA,
460,000	(SOFRRATE + 1.450%), 4.79%, 5/9/2029 [a],[b]	461,635
710,000	(SOFRRATE + 1.590%), 5.50%, 5/20/2030 [a],[b]	727,052
60,000	(SOFRRATE + 1.620%), 5.79%, 1/13/2033 [a],[b]	61,981
	BPCE SA,
790,000	(SOFRRATE + 1.581%), 5.39%, 5/28/2031 [a],[b]	800,643
	CaixaBank SA,
710,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	711,172
	Capital One Financial Corp.,
250,000	(SOFRRATE + 1.150%), 4.72%, 1/30/2032 [b]	246,208
	Charles Schwab Corp.,
710,000	(SOFRRATE + 1.230%), 4.91%, 11/14/2036 [b]	690,130
Principal Amount	Long-Term Fixed Income 100.3%	Value
Financials 18.7% – continued
	Citadel Finance LLC,
$800,000	4.75%, 2/14/2029 [a]	$783,828
	Citadel Securities Global Holdings LLC,
510,000	6.20%, 6/18/2035 [a]	521,767
	Citigroup, Inc.,
460,000	(SOFRRATE + 1.143%), 4.64%, 5/7/2028 [b]	460,761
735,000	(SOFRRATE + 1.338%), 4.54%, 9/19/2030 [b]	732,450
385,000	(SOFRRATE + 1.939%), 3.79%, 3/17/2033 [b]	361,151
710,000	(SOFRRATE + 1.488%), 5.17%, 9/11/2036 [b]	703,817
	Citizens Financial Group, Inc.,
260,000	(SOFRRATE + 1.259%), 5.25%, 3/5/2031 [b]	263,097
	CME Group, Inc.,
260,000	4.40%, 3/15/2030	260,786
	Cooperatieve Rabobank UA,
510,000	(CMT 1Y + 0.920%), 4.99%, 5/27/2031 [a],[b]	514,913
	COPT Defense Properties LP,
510,000	4.50%, 10/15/2030	503,411
	Corebridge Financial, Inc.,
510,000	6.05%, 9/15/2033	533,129
	Cousins Properties LP,
560,000	5.25%, 7/15/2030	567,365
1,000,000	4.88%, 3/1/2033	962,769
	Credit Agricole SA,
710,000	(SOFRRATE + 1.460%), 5.22%, 5/27/2031 [a],[b]	718,624
500,000	(SOFRRATE + 1.430%), 5.26%, 1/12/2037 [a],[b]	489,129
	Danske Bank AS,
195,000	(CMT 1Y + 1.400%), 5.71%, 3/1/2030 [a],[b]	200,560
	Deutsche Bank AG,
510,000	(SOFRRATE + 2.510%), 6.82%, 11/20/2029 [b]	535,484
260,000	(SOFRRATE + 1.720%), 5.30%, 5/9/2031 [b]	262,683
260,000	(SOFRRATE + 1.718%), 3.04%, 5/28/2032 [b]	235,425
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance,
650,000	5.95%, 9/17/2030 [a]	610,353
	Encore Capital Group, Inc.,
250,000	8.50%, 5/15/2030 [a]	264,329
	EPR Properties,
710,000	4.75%, 11/15/2030	692,952
	Equinix Asia Financing Corp. Pte., Ltd.,
750,000	4.40%, 3/15/2031	734,171
	ERP Operating LP,
460,000	4.65%, 9/15/2034	448,318
	First Citizens BancShares, Inc.,
860,000	(CMT 5Y + 1.850%), 5.60%, 9/5/2035 [b]	840,542
	Fortitude Group Holdings LLC,
385,000	6.25%, 4/1/2030 [a]	392,069
	GGAM Finance, Ltd.,
515,000	8.00%, 6/15/2028 [a]	534,496
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Financials 18.7% – continued
	Goldman Sachs Group, Inc.,
$585,000	(SOFRRATE + 1.319%), 4.94%, 4/23/2028 [b]	$587,858
710,000	(SOFRRATE + 0.900%), 4.15%, 10/21/2029 [b]	703,375
260,000	(SOFRRATE + 1.380%), 5.54%, 1/28/2036 [b]	264,286
250,000	(SOFRRATE + 1.190%), 5.07%, 1/21/2037 [b]	244,418
	Goldman Sachs Private Credit Corp.,
500,000	5.05%, 2/23/2028 [a]	492,371
410,000	5.88%, 5/6/2028 [a]	408,925
	Golub Capital Private Credit Fund,
1,000,000	5.60%, 4/15/2031 [a]	954,269
	Healthcare Realty Holdings LP,
410,000	3.10%, 2/15/2030	385,901
	Highwoods Realty LP,
460,000	5.35%, 1/15/2033	449,143
	HPS Corporate Lending Fund,
710,000	5.30%, 6/5/2027 [a]	706,433
	HSBC Holdings plc,
510,000	(SOFRRATE + 1.460%), 5.55%, 3/4/2030 [b]	522,578
460,000	(SOFRRATE + 1.570%), 5.24%, 5/13/2031 [b]	466,479
510,000	(SOFRRATE + 1.960%), 5.74%, 9/10/2036 [b]	510,566
	Iron Mountain, Inc.,
265,000	4.88%, 9/15/2029 [a]	257,829
	Jane Street Group/JSG Finance, Inc.,
245,000	6.13%, 11/1/2032 [a]	242,278
250,000	6.75%, 5/1/2033 [a]	253,642
	JPMorgan Chase & Co.,
760,000	(SOFRRATE + 0.800%), 4.92%, 1/24/2029 [b]	766,473
710,000	(SOFRRATE + 1.435%), 5.10%, 4/22/2031 [b]	722,891
510,000	(SOFRRATE + 1.260%), 2.96%, 1/25/2033 [b]	462,684
960,000	(SOFRRATE + 1.190%), 4.81%, 10/22/2036 [b]	932,127
500,000	(SOFRRATE + 1.070%), 4.90%, 1/22/2037 [b]	489,255
500,000	(SOFRRATE + 1.300%), 5.19%, 2/5/2037 [b]	491,333
	Keybank National Association,
510,000	4.90%, 8/8/2032	501,383
	KeyCorp,
60,000	(SOFRINDEX + 2.420%), 6.40%, 3/6/2035 [b]	63,615
	Kilroy Realty LP,
410,000	2.65%, 11/15/2033	325,659
660,000	5.88%, 10/15/2035	636,294
	Lloyds Banking Group plc,
510,000	(CMT 1Y + 1.600%), 6.07%, 6/13/2036 [b]	518,334
	LPL Holdings, Inc.,
860,000	5.65%, 3/15/2035	852,633
	M&T Bank Corp.,
710,000	(SOFRRATE + 1.400%), 5.18%, 7/8/2031 [b]	717,440
	Macquarie Airfinance Holdings, Ltd.,
460,000	6.40%, 3/26/2029 [a]	476,616
Principal Amount	Long-Term Fixed Income 100.3%	Value
Financials 18.7% – continued
	Mitsubishi UFJ Financial Group, Inc.,
$410,000	(CMT 1Y + 1.170%), 5.16%, 4/24/2031 [b]	$415,835
	Mizuho Financial Group, Inc.,
710,000	(CMT 1Y + 0.920%), 4.71%, 7/8/2031 [b]	708,827
	Morgan Stanley,
735,000	(SOFRRATE + 1.260%), 5.66%, 4/18/2030 [b]	756,110
585,000	(SOFRRATE + 1.510%), 5.19%, 4/17/2031 [b]	593,712
260,000	(SOFRRATE + 1.757%), 5.66%, 4/17/2036 [b]	266,308
250,000	(CMT 5Y + 1.170%), 5.31%, 1/18/2041 [b]	241,331
	NatWest Group plc,
910,000	(CMT 1Y + 1.050%), 5.12%, 5/23/2031 [b]	919,069
	Nippon Life Insurance Co.,
260,000	(CMT 5Y + 3.189%), 6.50%, 4/30/2055 [a],[b]	268,080
	Nomura Holdings, Inc.,
710,000	4.90%, 7/1/2030	709,672
	Omega Healthcare Investors, Inc.,
454,000	3.63%, 10/1/2029	436,047
910,000	5.20%, 7/1/2030	913,696
	Omnis Funding Trust,
260,000	6.72%, 5/15/2055 [a]	262,840
	Peachtree Corners Funding Trust II,
110,000	6.01%, 5/15/2035 [a]	112,535
	Phillips Edison Grocery Center Operating Partnership I LP,
549,000	4.75%, 3/15/2033	535,707
	PNC Financial Services Group, Inc.,
310,000	(SOFRINDEX + 1.850%), 4.63%, 6/6/2033 [b]	301,321
500,000	(CMT 5Y + 1.170%), 5.42%, 1/25/2041 [b]	489,824
	Regency Centers LP,
260,000	5.25%, 1/15/2034	262,809
	Reinsurance Group of America, Inc.,
710,000	5.75%, 9/15/2034	721,232
	Rocket Cos., Inc.,
1,000,000	6.50%, 8/1/2029 [a]	1,011,255
	Santander Holdings USA, Inc.,
250,000	(SOFRRATE + 1.249%), 2.49%, 1/6/2028 [b]	245,765
310,000	(SOFRRATE + 1.610%), 5.47%, 3/20/2029 [b]	314,314
	Societe Generale SA,
460,000	(CMT 1Y + 2.550%), 6.45%, 1/10/2029 [a],[b]	473,482
260,000	(SOFRRATE + 1.420%), 5.25%, 5/22/2029 [a],[b]	262,523
500,000	(CMT 5Y + 2.946%), 7.13%, 7/15/2035 [a],[b],[e]	480,649
760,000	(SOFRRATE + 1.730%), 5.44%, 10/3/2036 [a],[b]	743,577
	Stellantis Financial Services U.S. Corp.,
260,000	5.40%, 9/15/2030 [a]	255,305
	Takeoff Merger Sub, Inc.,
1,000,000	4.50%, 3/24/2029 [a]	993,564
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Financials 18.7% – continued
	Toronto-Dominion Bank,
$260,000	4.93%, 10/15/2035	$255,801
500,000	(CMT 5Y + 2.721%), 6.35%, 10/31/2085 [b]	491,942
	TPG Operating Group II LP,
750,000	4.88%, 5/15/2031	735,583
	Truist Financial Corp.,
510,000	(SOFRRATE + 1.309%), 5.07%, 5/20/2031 [b]	515,560
500,000	(SOFRRATE + 0.965%), 4.60%, 1/27/2032 [b]	494,672
	UBS Group AG,
500,000	(5 yr. USD SOFR ICE Swap + 3.240%), 6.63%, 1/8/2031 [a],[b],[e]	486,887
535,000	(SOFRRATE + 3.730%), 4.19%, 4/1/2031 [a],[b]	523,451
	Unum Group,
610,000	5.25%, 12/15/2035	596,609
	Ventas Realty LP,
460,000	5.10%, 7/15/2032	462,532
	Wells Fargo & Co.,
710,000	(SOFRRATE + 1.790%), 6.30%, 10/23/2029 [b]	739,460
460,000	(SOFRRATE + 1.500%), 5.15%, 4/23/2031 [b]	467,860
560,000	(SOFRRATE + 1.500%), 3.35%, 3/2/2033 [b]	514,184
300,000	(SOFRRATE + 1.100%), 4.96%, 1/23/2037 [b]	292,243
	Zions Bancorp NA,
500,000	(SOFRRATE + 1.055%), 4.48%, 2/9/2029 [b]	496,266
	Total	75,384,412
Foreign Government 1.6%
	Brazil Government International Bonds,
400,000	6.63%, 3/15/2035	408,860
500,000	6.25%, 5/22/2036	489,750
	Colombia Government International Bonds,
300,000	6.50%, 1/21/2033	293,700
300,000	7.38%, 9/18/2037	298,539
	Costa Rica Government International Bonds,
300,000	7.00%, 4/4/2044	315,813
	Dominican Republic International Bonds,
500,000	5.75%, 3/17/2034 [a]	476,000
150,000	6.95%, 3/15/2037 [a]	152,670
	Guatemala Government Bonds,
450,000	6.55%, 2/6/2037 [a]	468,225
	Ivory Coast Government International Bonds,
625,000	8.08%, 4/1/2036 [a]	634,549
	Mexico Government International Bonds,
250,000	5.38%, 3/22/2033	244,125
500,000	6.00%, 5/7/2036	496,575
500,000	6.13%, 2/9/2038	487,250
	Morocco Government International Bonds,
300,000	4.00%, 12/15/2050	205,494
Principal Amount	Long-Term Fixed Income 100.3%	Value
Foreign Government 1.6% – continued
	Paraguay Government International Bonds,
$350,000	6.10%, 8/11/2044	$347,725
	Republic of Uzbekistan International Bonds,
300,000	6.95%, 5/25/2032 [a]	313,728
	Saudi Government International Bonds,
500,000	4.88%, 1/12/2036 [a]	486,870
	Turkiye Government International Bonds,
250,000	6.88%, 3/17/2036	239,412
	Total	6,359,285
Industrials 2.7%
	Amcor Flexibles North America, Inc.,
500,000	4.25%, 3/8/2029	495,406
	Amphenol Corp.,
385,000	4.40%, 2/15/2033	375,752
	Amrize Finance U.S. LLC,
100,000	4.95%, 4/7/2030	101,094
	Axon Enterprise, Inc.,
400,000	6.25%, 3/15/2033 [a]	408,298
	BAE Systems plc,
250,000	5.30%, 3/26/2034 [a]	256,052
	Boeing Co.,
385,000	5.81%, 5/1/2050	372,190
585,000	6.86%, 5/1/2054	643,836
	Bombardier, Inc.,
360,000	8.75%, 11/15/2030 [a]	382,875
	Chart Industries, Inc.,
245,000	7.50%, 1/1/2030 [a]	254,532
	Fedex Freight Holding Co., Inc.,
1,000,000	4.95%, 3/15/2033 [a]	975,301
	Genesee & Wyoming, Inc.,
255,000	6.25%, 4/15/2032 [a]	258,047
	GFL Environmental Holdings U.S., Inc.,
500,000	5.50%, 2/1/2034 [a]	490,398
	Honeywell Aerospace, Inc.,
500,000	4.00%, 3/16/2029 [a]	495,331
500,000	4.60%, 3/16/2033 [a]	494,264
	Howmet Aerospace, Inc.,
510,000	4.55%, 11/15/2032	503,395
	Jacobs Solutions, Inc.,
800,000	4.75%, 3/3/2031	788,802
	L3Harris Technologies, Inc.,
460,000	5.25%, 6/1/2031	470,683
	Molex Electronic Technologies LLC,
160,000	4.75%, 4/30/2028 [a]	160,683
	Northrop Grumman Corp.,
310,000	5.25%, 7/15/2035	315,894
	Quikrete Holdings, Inc.,
255,000	6.38%, 3/1/2032 [a]	258,571
	Rand Parent LLC,
60,000	8.50%, 2/15/2030 [a]	61,592
	Regal Rexnord Corp.,
460,000	6.30%, 2/15/2030	481,975
	RTX Corp.,
260,000	6.10%, 3/15/2034	279,981
	Smurfit Kappa Treasury ULC,
385,000	5.44%, 4/3/2034	390,085
	Spirit AeroSystems, Inc.,
950,000	4.60%, 6/15/2028	950,259
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Industrials 2.7% – continued
	Wrangler Holdco Corp.,
$370,000	6.63%, 4/1/2032 [a]	$380,982
	Total	11,046,278
Mortgage-Backed Securities 23.5%
	Federal Home Loan Mortgage Corp.,
3,473,502	5.50%, 2/1/2040	3,557,735
4,702,635	2.50%, 3/1/2052	4,035,598
3,482,754	4.00%, 10/1/2052	3,303,049
713,373	5.00%, 11/1/2052	708,703
1,033,689	5.50%, 7/1/2053	1,052,067
5,285,174	4.50%, 7/1/2053	5,139,663
4,417,172	4.00%, 11/1/2053	4,209,352
5,491,547	5.00%, 5/1/2054	5,488,146
5,377,866	5.50%, 11/1/2054	5,473,490
5,246,270	5.00%, 8/1/2055	5,232,644
4,868,644	5.50%, 9/1/2055	4,945,527
5,860,399	5.00%, 11/1/2055	5,820,568
4,338,049	4.50%, 2/1/2056 [c]	4,216,702
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
40,000	3.90%, 12/25/2030, Series K158, Class A2 [b]	39,369
1,720,000	3.53%, 8/25/2032, Series K149, Class A2	1,636,906
3,095,000	4.35%, 1/25/2033, Series K-154, Class A2 [b]	3,079,786
3,000,000	4.60%, 9/25/2035, Series K-173, Class A2 [b]	2,994,942
	Federal Home Loan Mortgage Corp. REMICS,
2,620,867	1.50%, 3/25/2051, Series 5092, Class IC [f]	218,197
750,000	5.25%, 3/25/2055, Series 5519, Class CL	743,918
	Federal National Mortgage Association,
4,587,798	5.00%, 10/1/2045	4,587,223
7,014,847	2.00%, 3/1/2052	5,750,694
6,358,701	3.50%, 5/1/2052	5,885,229
5,525,139	3.00%, 7/1/2052	4,937,041
736,838	4.00%, 6/1/2053	697,959
4,856,156	5.50%, 6/1/2053	4,903,719
4,737,560	5.50%, 7/1/2053	4,824,684
851,508	6.00%, 9/1/2054	868,326
	Federal National Mortgage Association REMICS,
500,000	5.00%, 4/25/2055, Series 2025-15, Class BD	488,654
	Total	94,839,891
Technology 3.7%
	Accenture Capital, Inc.,
835,000	4.50%, 10/4/2034	807,320
	Broadcom, Inc.,
735,000	4.20%, 10/15/2030	726,459
735,000	3.42%, 4/15/2033	672,101
500,000	4.95%, 1/15/2036	493,125
585,000	3.50%, 2/15/2041	466,719
	Dell International LLC/EMC Corp.,
710,000	4.75%, 10/6/2032	699,911
460,000	4.85%, 2/1/2035	445,073
Principal Amount	Long-Term Fixed Income 100.3%	Value
Technology 3.7% – continued
	Fidelity National Information Services, Inc.,
$750,000	4.80%, 3/10/2031	$744,113
	Fiserv, Inc.,
860,000	3.50%, 7/1/2029	823,711
460,000	5.25%, 8/11/2035	447,357
	Foundry JV Holdco LLC,
635,000	5.88%, 1/25/2034 [a]	642,936
	Hewlett Packard Enterprise Co.,
710,000	4.15%, 9/15/2028	704,318
	Micron Technology, Inc.,
460,000	5.65%, 11/1/2032	485,590
260,000	5.88%, 2/9/2033	277,921
	Open Text Holdings, Inc.,
625,000	4.13%, 12/1/2031 [a]	533,369
	Oracle Corp.,
250,000	5.35%, 5/4/2033	243,370
250,000	6.55%, 2/4/2046	233,239
660,000	5.95%, 9/26/2055	555,239
	Paychex, Inc.,
585,000	5.10%, 4/15/2030	590,244
	QUALCOMM, Inc.,
960,000	4.50%, 5/20/2030	965,598
	Roper Technologies, Inc.,
385,000	4.90%, 10/15/2034	371,735
	Salesforce, Inc.,
1,000,000	5.20%, 3/15/2033	998,292
	Seagate Data Storage Technology Pte., Ltd.,
1,350,000	4.09%, 6/1/2029 [a]	1,306,589
	Synopsys, Inc.,
610,000	5.15%, 4/1/2035	611,166
	Total	14,845,495
U.S. Government & Agencies 20.8%
	U.S. Treasury Bonds,
12,920,000	1.88%, 2/15/2041	8,950,633
8,930,000	4.63%, 11/15/2044	8,640,821
11,285,000	3.00%, 8/15/2048	8,282,132
15,180,000	4.50%, 11/15/2054	14,181,441
	U.S. Treasury Notes,
4,975,000	4.25%, 2/15/2028	5,013,090
7,165,000	3.13%, 11/15/2028	7,040,172
8,255,000	4.25%, 1/31/2030	8,359,477
10,520,000	4.00%, 5/31/2030	10,555,752
1,925,000	3.50%, 11/30/2030	1,889,583
6,955,000	3.75%, 10/31/2032	6,810,195
4,190,000	4.25%, 8/15/2035	4,174,287
	Total	83,897,583
Utilities 3.1%
	AES Corp.,
500,000	(CMT 5Y + 3.201%), 7.60%, 1/15/2055 [b]	495,959
	Algonquin Power & Utilities Corp.,
500,000	(CMT 5Y + 3.249%), 4.75%, 1/18/2082 [b]	486,291
	Ameren Corp.,
750,000	5.00%, 5/15/2036	729,882
	American Electric Power Co., Inc.,
260,000	3.25%, 3/1/2050	170,651
500,000	(CMT 5Y + 1.940%), 6.05%, 3/15/2056, Series D [b]	495,537
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 100.3%	Value
Utilities 3.1% – continued
	Constellation Energy Generation LLC,
$500,000	4.40%, 1/15/2031	$493,481
	DTE Energy Co.,
585,000	5.20%, 4/1/2030	596,621
	Duke Energy Corp.,
710,000	5.80%, 6/15/2054	679,794
585,000	(CMT 5Y + 2.588%), 6.45%, 9/1/2054 [b]	604,096
	Eskom Holdings,
431,000	6.35%, 8/10/2028 [a]	433,300
	Evergy, Inc.,
500,000	4.25%, 3/15/2029	496,183
	Exelon Corp.,
585,000	5.88%, 3/15/2055	570,258
	FirstEnergy Corp.,
510,000	4.85%, 7/15/2047, Series C	434,282
	Florida Power & Light Co.,
585,000	5.30%, 6/15/2034	601,482
	NiSource, Inc.,
460,000	5.35%, 7/15/2035	463,130
585,000	4.38%, 5/15/2047	469,795
	Northern States Power Co.,
250,000	4.85%, 5/15/2036	246,843
	NRG Energy, Inc.,
585,000	5.25%, 6/15/2029 [a]	579,184
	San Diego Gas & Electric Co.,
260,000	5.40%, 4/15/2035	264,407
	Sempra,
350,000	5.25%, 3/15/2036	345,067
	Southern Power Co.,
385,000	4.25%, 10/1/2030, Series A	380,030
	Vistra Operations Co. LLC,
710,000	4.38%, 5/1/2029 [a]	693,225
500,000	4.70%, 1/31/2031 [a]	491,950
	Xcel Energy, Inc.,
860,000	4.75%, 3/21/2028	864,414
585,000	3.50%, 12/1/2049	408,088
	Total	12,493,950
	Total Long-Term Fixed Income (Cost $405,232,105)	405,129,060

Shares or Principal Amount	Short-Term Investments 0.5%	Value
	State Street Institutional U.S. Government Money Market Fund - Premier Class,
1,802,190	3.60% [g]	$1,802,190
	Total Short-Term Investments (Cost $1,802,190)	1,802,190
	Total Investments (Cost $407,034,295) 100.8%	406,931,250
	Other Assets and Liabilities, Net (0.8%)	(3,074,044)
	Total Net Assets 100.0%	$403,857,206

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $94,624,646 or 23.4% of total net assets.

b
Denotes variable rate securities. The rate shown is as of March 31,
2026. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed- delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2026.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f
Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.
The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

g	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
CME	–	Chicago Mercantile Exchange
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
CMT 5Y	–	Constant Maturity Treasury Yield 5 Year
ICE	–	Intercontinental Exchange
SOFR30A	–	Secured Overnight Financing Rate 30 Year Average
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR3M	–	CME Term SOFR 3 Month
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,518,000
Gross unrealized depreciation	(2,649,473)
Net unrealized appreciation (depreciation)	$(131,473)
Cost for federal income tax purposes	$407,062,723
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Thrivent Core Plus Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	$15,578,388	$—	$15,578,388	$—
Basic Materials	4,823,209	—	4,823,209	—
Collateralized Mortgage Obligations	24,674,651	—	24,674,651	—
Commercial Mortgage-Backed Securities	6,175,832	—	6,175,832	—
Communication Services	10,714,483	—	10,714,483	—
Consumer Discretionary	13,742,174	—	13,742,174	—
Consumer Staples	21,377,796	—	21,377,796	—
Energy	9,175,633	—	9,175,633	—
Financials	75,384,412	—	75,384,412	—
Foreign Government	6,359,285	—	6,359,285	—
Industrials	11,046,278	—	11,046,278	—
Mortgage-Backed Securities	94,839,891	—	94,839,891	—
Technology	14,845,495	—	14,845,495	—
U.S. Government & Agencies	83,897,583	—	83,897,583	—
Utilities	12,493,950	—	12,493,950	—
Short-Term Investments	1,802,190	1,802,190	—	—
Total Investments at Value	$406,931,250	$1,802,190	$405,129,060	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mid Cap Value ETF

Schedule of Investments as of March 31, 2026(unaudited)

Shares	Common Stock 98.0%	Value
Communication Services 2.1%
68,906	IMAX Corp. [a]	$2,619,117
46,480	Warner Bros Discovery, Inc. [a]	1,276,341
77,704	Warner Music Group Corp. Class A	1,984,560
	Total	5,880,018
Consumer Discretionary 8.1%
17,060	DR Horton, Inc.	2,340,973
55,243	Gildan Activewear, Inc.	3,074,273
215,409	Levi Strauss & Co. Class A	3,982,912
157,372	Six Flags Entertainment Corp. [a]	2,793,353
12,451	Tapestry, Inc.	1,756,961
61,498	Wyndham Hotels & Resorts, Inc.	4,995,483
83,492	Yum China Holdings, Inc.	4,072,740
	Total	23,016,695
Consumer Staples 5.7%
29,385	Estee Lauder Cos., Inc. Class A	2,108,961
32,995	J&J Snack Foods Corp.	2,615,514
49,775	Mondelez International, Inc. Class A	2,869,031
60,197	Sysco Corp.	4,293,852
75,788	Unilever plc ADR	4,317,642
	Total	16,205,000
Energy 9.3%
110,038	Coterra Energy, Inc.	3,866,735
80,168	Devon Energy Corp.	4,034,054
22,292	Diamondback Energy, Inc.	4,409,134
119,820	Enterprise Products Partners LP	4,533,989
35,759	Expand Energy Corp.	3,925,623
83,090	Halliburton Co.	3,239,679
50,224	Noble Corp. plc	2,464,492
	Total	26,473,706
Financials 14.7%
199,648	AGNC Investment Corp.	2,002,470
16,653	Allstate Corp.	3,452,833
12,681	Capital One Financial Corp.	2,313,395
58,717	Carlyle Group, Inc.	2,841,316
50,186	Charles Schwab Corp.	4,716,480
33,370	M&T Bank Corp.	6,898,246
35,950	Selective Insurance Group, Inc.	2,710,271
250,056	Simmons First National Corp. Class A	4,863,589
23,605	Texas Capital Bancshares, Inc. [a]	2,239,642
109,459	U.S. Bancorp	5,692,963
18,092	Voya Financial, Inc.	1,236,045
19,669	Wintrust Financial Corp.	2,732,811
	Total	41,700,061
Health Care 7.6%
5,498	Humana, Inc.	953,298
14,923	ICON plc [a]	1,651,379
19,302	Johnson & Johnson	4,718,181
19,562	Labcorp Holdings, Inc.	5,219,337
18,331	STERIS plc	4,053,534
7,637	Thermo Fisher Scientific, Inc.	3,753,815
4,712	UnitedHealth Group, Inc.	1,275,020
	Total	21,624,564
Industrials 18.2%
13,655	Acuity, Inc.	3,826,404
18,361	AGCO Corp.	2,127,489
95,458	CSX Corp.	3,918,551
Shares	Common Stock 98.0%	Value
Industrials 18.2% – continued
58,996	Delta Air Lines, Inc.	$3,922,054
58,263	Flowserve Corp.	4,282,913
64,672	Fluor Corp. [a]	3,016,949
50,940	Fortive Corp.	2,815,963
16,385	General Dynamics Corp.	5,623,660
62,300	Griffon Corp.	4,527,964
72,593	Hexcel Corp.	5,874,951
8,783	JB Hunt Transport Services, Inc.	1,861,118
42,347	Legence Corp. Class A [a]	2,390,912
44,322	MSC Industrial Direct Co., Inc. Class A	4,089,591
119,446	Werner Enterprises, Inc.	3,512,907
	Total	51,791,426
Information Technology 9.5%
9,745	Coherent Corp. [a]	2,321,356
22,877	Commvault Systems, Inc. [a]	1,781,889
9,390	Jabil, Inc.	2,494,266
94,104	Knowles Corp. [a]	2,416,591
28,585	MKS, Inc.	6,569,119
69,457	Ralliant Corp.	2,888,717
7,512	Synopsys, Inc. [a]	2,978,358
16,693	TD SYNNEX Corp.	2,816,276
10,568	Western Digital Corp.	2,858,538
	Total	27,125,110
Materials 7.1%
72,733	Celanese Corp.	4,783,649
14,327	CF Industries Holdings, Inc.	1,860,218
56,113	Crown Holdings, Inc.	5,625,328
23,241	Nucor Corp.	3,930,053
60,712	West Fraser Timber Co., Ltd.	3,963,887
	Total	20,163,135
Real Estate 7.1%
16,901	AvalonBay Communities, Inc.	2,760,778
30,653	CBRE Group, Inc. Class A [a]	4,152,255
21,322	Crown Castle, Inc.	1,733,692
188,502	Healthcare Realty Trust, Inc.	3,202,649
267,361	Host Hotels & Resorts, Inc.	5,122,637
17,768	Simon Property Group, Inc.	3,314,265
	Total	20,286,276
Utilities 8.6%
54,765	Alliant Energy Corp.	3,929,936
10,451	Constellation Energy Corp.	2,918,442
29,065	DTE Energy Co.	4,249,884
29,404	Entergy Corp.	3,303,834
52,108	Evergy, Inc.	4,268,687
69,581	NiSource, Inc.	3,246,650
17,540	Vistra Corp.	2,636,788
	Total	24,554,221
	Total Common Stock (Cost $271,348,768)	278,820,212
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mid Cap Value ETF

Schedule of Investments as of March 31, 2026(unaudited)

Shares or Principal Amount	Short-Term Investments 1.9%	Value
5,314,569	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.60% [b]	$5,314,569
	Total Short-Term Investments (Cost $5,314,569)	5,314,569
	Total Investments (Cost $276,663,337) 99.9%	284,134,781
	Other Assets and Liabilities, Net 0.1%	318,596
	Total Net Assets 100.0%	$284,453,377

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
plc	–	Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$27,554,492
Gross unrealized depreciation	(13,235,169)
Net unrealized appreciation (depreciation)	$14,319,323
Cost for federal income tax purposes	$269,815,458
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Thrivent Mid Cap Value ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$5,880,018	$5,880,018	$—	$—
Consumer Discretionary	23,016,695	23,016,695	—	—
Consumer Staples	16,205,000	16,205,000	—	—
Energy	26,473,706	26,473,706	—	—
Financials	41,700,061	41,700,061	—	—
Health Care	21,624,564	21,624,564	—	—
Industrials	51,791,426	51,791,426	—	—
Information Technology	27,125,110	27,125,110	—	—
Materials	20,163,135	20,163,135	—	—
Real Estate	20,286,276	20,286,276	—	—
Utilities	24,554,221	24,554,221	—	—
Short-Term Investments	5,314,569	5,314,569	—	—
Total Investments at Value	$284,134,781	$284,134,781	$—	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small Cap Value ETF

Schedule of Investments as of March 31, 2026(unaudited)

Shares	Common Stock 97.5%	Value
Consumer Discretionary 14.8%
65,801	Advance Auto Parts, Inc.	$3,471,003
7,974	Asbury Automotive Group, Inc. [a]	1,558,199
19,889	Grand Canyon Education, Inc. [a]	3,381,727
113,693	Levi Strauss & Co. Class A	2,102,183
25,177	Meritage Homes Corp.	1,556,946
5,781	Murphy USA, Inc.	2,855,640
19,643	SharkNinja, Inc. [a]	2,080,194
23,277	Signet Jewelers, Ltd.	1,970,165
109,977	Six Flags Entertainment Corp. [a]	1,952,092
28,894	Wyndham Hotels & Resorts, Inc.	2,347,060
	Total	23,275,209
Consumer Staples 1.7%
145,098	Primo Brands Corp.	2,732,195
	Total	2,732,195
Energy 8.2%
17,199	Gulfport Energy Corp. [a]	3,638,793
76,374	Matador Resources Co.	4,825,309
305,322	Patterson-UTI Energy, Inc.	3,306,637
15,870	TechnipFMC plc	1,097,093
	Total	12,867,832
Financials 22.9%
62,949	Ally Financial, Inc.	2,469,489
98,010	Atlantic Union Bankshares Corp.	3,502,877
42,528	Enterprise Financial Services Corp.	2,301,190
43,238	Essent Group, Ltd.	2,526,829
6,262	Evercore, Inc. Class A	1,869,270
133,981	First Busey Corp.	3,385,700
7,460	Houlihan Lokey, Inc.	1,071,405
157,745	Old National Bancorp	3,486,165
77,278	Old Republic International Corp.	3,083,392
29,713	RLI Corp.	1,694,830
33,400	UMB Financial Corp.	3,767,186
260,611	Valley National Bancorp	3,200,303
25,975	Wintrust Financial Corp.	3,608,966
	Total	35,967,602
Health Care 6.2%
196,317	Ardelyx, Inc. [a]	1,175,939
201,376	Avanos Medical, Inc. [a]	2,821,278
49,687	Bruker Corp.	1,794,694
68,505	Enovis Corp. [a]	1,558,489
27,838	Globus Medical, Inc. Class A [a]	2,398,522
	Total	9,748,922
Industrials 13.8%
19,130	AAR Corp. [a]	2,093,969
20,542	AGCO Corp.	2,380,201
105,386	Gates Industrial Corp. plc [a]	2,382,777
208,431	Hayward Holdings, Inc. [a]	2,788,807
50,179	Korn Ferry	3,158,768
7,694	Moog, Inc. Class A	2,251,572
16,052	Oshkosh Corp.	2,363,015
77,983	Schneider National, Inc. Class B	2,055,632
21,333	Timken Co.	2,145,460
	Total	21,620,201
Information Technology 8.9%
14,086	Bel Fuse, Inc. Class B	2,788,746
Shares	Common Stock 97.5%	Value
Information Technology 8.9% – continued
84,155	Climb Global Solutions, Inc.	$1,667,952
58,906	Crane NXT Co.	2,390,995
13,794	MKS, Inc.	3,169,999
11,716	Plexus Corp. [a]	2,372,959
15,505	TTM Technologies, Inc. [a]	1,510,497
	Total	13,901,148
Materials 10.6%
61,780	Ashland, Inc.	3,435,586
139,012	Constellium SE [a]	3,416,915
89,822	Element Solutions, Inc.	3,066,523
47,514	Greif, Inc. Class A	3,186,764
59,337	Methanex Corp.	3,532,925
	Total	16,638,713
Real Estate 5.5%
29,036	Agree Realty Corp.	2,188,734
301,233	Cushman & Wakefield, Ltd. [a]	3,693,116
46,068	First Industrial Realty Trust, Inc.	2,665,034
	Total	8,546,884
Utilities 4.9%
52,461	Black Hills Corp.	3,641,318
45,227	Spire, Inc.	4,094,853
	Total	7,736,171
	Total Common Stock (Cost $130,909,964)	153,034,877

Shares or Principal Amount	Short-Term Investments 2.4%	Value
3,770,965	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.60% [b]	3,770,965
	Total Short-Term Investments (Cost $3,770,965)	3,770,965
	Total Investments (Cost $134,680,929) 99.9%	156,805,842
	Other Assets and Liabilities, Net 0.1%	141,234
	Total Net Assets 100.0%	$156,947,076

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,010,626
Gross unrealized depreciation	(6,807,360)
Net unrealized appreciation (depreciation)	$22,203,266
Cost for federal income tax purposes	$134,602,576
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small Cap Value ETF

Schedule of Investments as of March 31, 2026(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Thrivent Small Cap Value ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$23,275,209	$23,275,209	$—	$—
Consumer Staples	2,732,195	2,732,195	—	—
Energy	12,867,832	12,867,832	—	—
Financials	35,967,602	35,967,602	—	—
Health Care	9,748,922	9,748,922	—	—
Industrials	21,620,201	21,620,201	—	—
Information Technology	13,901,148	13,901,148	—	—
Materials	16,638,713	16,638,713	—	—
Real Estate	8,546,884	8,546,884	—	—
Utilities	7,736,171	7,736,171	—	—
Short-Term Investments	3,770,965	3,770,965	—	—
Total Investments at Value	$156,805,842	$156,805,842	$—	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of March 31, 2026(unaudited)

Shares	Common Stock 99.8%	Value
Communication Services 1.1%
801,368	NIQ Global Intelligence plc [a]	$9,111,554
	Total	9,111,554
Consumer Discretionary 16.4%
2,919	AutoZone, Inc. [a]	9,859,740
31,866	Burlington Stores, Inc. [a]	10,368,559
103,086	Champion Homes, Inc. [a]	7,666,506
97,400	Churchill Downs, Inc.	8,749,442
48,949	Installed Building Products, Inc.	12,978,827
158,576	Patrick Industries, Inc.	17,613,036
201,015	SharkNinja, Inc. [a]	21,287,488
136,076	Somnigroup International, Inc.	10,058,738
29,623	TopBuild Corp. [a]	10,406,560
431,941	Universal Technical Institute, Inc. [a]	15,593,070
231,724	Viking Holdings, Ltd. [a]	17,027,080
	Total	141,609,046
Consumer Staples 4.8%
25,210	Casey's General Stores, Inc.	18,349,351
262,313	Turning Point Brands, Inc.	22,766,145
	Total	41,115,496
Financials 8.3%
132,420	Enova International, Inc. [a]	17,986,609
71,263	Federal Agricultural Mortgage Corp. Class C	10,571,866
223,336	Old Republic International Corp.	8,911,106
298,886	OneMain Holdings, Inc.	15,987,412
64,879	Raymond James Financial, Inc.	9,393,831
120,630	Robinhood Markets, Inc. Class A [a]	8,359,659
	Total	71,210,483
Health Care 8.3%
952,388	Avanos Medical, Inc. [a]	13,342,956
167,362	Bio-Techne Corp.	8,746,338
104,125	GeneDx Holdings Corp. [a]	6,686,908
82,778	ICON plc [a]	9,160,213
40,717	Labcorp Holdings, Inc.	10,863,703
250,585	Royalty Pharma plc Class A	12,020,562
48,953	STERIS plc	10,824,977
	Total	71,645,657
Industrials 33.7%
67,802	Advanced Drainage Systems, Inc.	9,297,688
86,633	Arcosa, Inc.	9,195,227
76,035	Builders FirstSource, Inc. [a]	6,259,961
351,902	CECO Environmental Corp. [a]	20,966,321
295,225	Core & Main, Inc. Class A [a]	14,584,115
136,834	Federal Signal Corp.	14,797,229
84,822	FTAI Aviation, Ltd.	20,781,390
60,632	Herc Holdings, Inc.	6,035,916
30,468	IES Holdings, Inc. [a]	14,517,088
293,610	Limbach Holdings, Inc. [a]	22,916,260
973,828	LSI Industries, Inc.	18,113,201
140,770	Modine Manufacturing Co. [a]	30,506,267
1,180,915	NPK International, Inc. [a]	17,111,458
143,142	nVent Electric plc	16,930,836
21,601	Quanta Services, Inc.	11,859,381
53,650	Regal Rexnord Corp.	10,046,499
53,848	Resolute Holdings Management, Inc. [a]	8,739,530
75,232	Ryder System, Inc.	15,400,743
Shares	Common Stock 99.8%	Value
Industrials 33.7% – continued
26,886	Saia, Inc. [a]	$9,444,514
48,874	Standex International Corp.	12,456,028
	Total	289,959,652
Information Technology 19.0%
147,200	Bel Fuse, Inc. Class B	29,142,656
20,150	BK Technologies Corp. [a]	1,503,794
66,536	Celestica, Inc. [a]	18,741,860
535,530	Climb Global Solutions, Inc.	10,614,205
96,297	Coherent Corp. [a]	22,938,908
673,805	Daktronics, Inc. [a]	13,172,888
844,088	GPGI, Inc.	14,433,905
456,077	I3 Verticals, Inc. Class A [a]	10,197,882
51,013	InterDigital, Inc.	15,405,926
60,747	Littelfuse, Inc.	20,614,494
29,271	MKS, Inc.	6,726,769
	Total	163,493,287
Materials 5.7%
659,764	Element Solutions, Inc.	22,524,343
35,018	Hawkins, Inc.	5,378,765
480,726	James Hardie Industries plc [a]	9,104,950
68,623	Steel Dynamics, Inc.	12,352,140
	Total	49,360,198
Utilities 2.5%
261,490	NiSource, Inc.	12,201,124
29,323	Talen Energy Corp. [a]	9,360,781
	Total	21,561,905
	Total Common Stock (Cost $743,273,064)	859,067,278

Shares or Principal Amount	Short-Term Investments 0.2%	Value
2,034,525	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.60% [b]	2,034,525
	Total Short-Term Investments (Cost $2,034,525)	2,034,525
	Total Investments (Cost $745,307,589) 100.0%	861,101,803
	Other Assets and Liabilities, Net (0.0%) *	(124,816)
	Total Net Assets 100.0%	$860,976,987

*	Amount is less than 0.05% of net assets.

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of March 31, 2026(unaudited)
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$160,219,008
Gross unrealized depreciation	(45,333,989)
Net unrealized appreciation (depreciation)	$114,885,019
Cost for federal income tax purposes	$746,216,784
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Thrivent Small-Mid Cap Equity ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communication Services	$9,111,554	$9,111,554	$—	$—
Consumer Discretionary	141,609,046	141,609,046	—	—
Consumer Staples	41,115,496	41,115,496	—	—
Financials	71,210,483	71,210,483	—	—
Health Care	71,645,657	71,645,657	—	—
Industrials	289,959,652	289,959,652	—	—
Information Technology	163,493,287	163,493,287	—	—
Materials	49,360,198	49,360,198	—	—
Utilities	21,561,905	21,561,905	—	—
Short-Term Investments	2,034,525	2,034,525	—	—
Total Investments at Value	$861,101,803	$861,101,803	$—	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)

Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3%
	522 Funding CLO, Ltd.,
$8,106	(TSFR3M + 1.302%), 4.97%, 10/20/2031, Series 2018-3A, Class AR [a],[b]	$8,106
	Affirm Asset Securitization Trust,
53,344	5.08%, 4/15/2030, Series 2025-X1, Class A [a]	53,375
332,543	4.45%, 10/15/2030, Series 2025-X2, Class A [a]	332,789
	Allegro CLO X, Ltd.,
250,000	(TSFR3M + 2.050%), 5.72%, 4/20/2032, Series 2019-1A, Class CRR [a],[b]	249,273
	American Credit Acceptance Receivables Trust,
75,810	4.81%, 9/12/2028, Series 2025-2, Class A [a]	75,887
258,180	4.73%, 1/12/2029, Series 2025-3, Class A [a]	258,488
349,971	4.42%, 5/14/2029, Series 2025-4, Class A [a]	350,265
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	110,567
	Amur Equipment Finance Receivables XI LLC,
56,795	5.30%, 6/21/2028, Series 2022-2A, Class A2 [a]	56,833
	Annisa CLO, Ltd.,
217,236	(TSFR3M + 1.500%), 5.17%, 7/20/2031, Series 2016-2A, Class BRR [a],[b]	217,237
	Apex Credit CLO, Ltd.,
160,417	(TSFR3M + 1.000%), 4.67%, 10/22/2038, Series 2022-1A, Class XR [a],[b]	160,447
	Apidos CLO XXXIX, Ltd.,
458,333	(TSFR3M + 0.850%), 4.52%, 10/21/2038, Series 2022-39A, Class XR [a],[b]	458,848
	ARES LXXI CLO, Ltd.,
240,000	(TSFR3M + 1.700%), 5.37%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	238,965
	Atlas Senior Loan Fund XV, Ltd.,
192,020	(TSFR3M + 1.220%), 4.89%, 10/23/2032, Series 2019-15A, Class A1R [a],[b]	192,112
	Atlas Senior Loan Fund XXVI, Ltd.,
200,000	(TSFR3M + 1.120%), 4.99%, 10/22/2038, Series 2025-26A, Class X [a],[b]	200,269
	AutoNation Finance Trust,
112,316	4.72%, 4/10/2028, Series 2025-1A, Class A2 [a]	112,463
	Avis Budget Rental Car Funding AESOP LLC,
416,667	1.63%, 8/20/2027, Series 2021-1A, Class B [a]	414,142
500,000	1.66%, 2/20/2028, Series 2021-2A, Class A [a]	490,878
290,000	5.44%, 2/22/2028, Series 2023-3A, Class A [a]	292,071
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3% – continued
	Bardot CLO, Ltd.,
$684,919	(TSFR3M + 0.980%), 4.65%, 10/22/2032, Series 2019-2A, Class ARR [a],[b]	$684,550
	Barings Loan Partners CLO, Ltd.,
382,213	(TSFR3M + 0.950%), 4.62%, 7/20/2033, Series LP-3A, Class AR2 [a],[b]	382,005
	BHG Securitization Trust,
39,276	1.42%, 11/17/2033, Series 2021-A, Class A [a]	39,094
	BOF VII AL Funding Trust I,
55,044	6.29%, 7/26/2032, Series 2023- CAR3, Class A2 [a]	55,870
	Bridgecrest Lending Auto Securitization Trust,
491,785	4.73%, 2/15/2028, Series 2025-3, Class A2	492,182
413,336	4.35%, 6/15/2028, Series 2025-4, Class A2	413,586
	California Street CLO IX LP,
274,214	(TSFR3M + 1.362%), 5.03%, 7/16/2032, Series 2012-9A, Class AR3 [a],[b]	274,468
	Carlyle U.S. CLO, Ltd.,
323,277	(TSFR3M + 0.950%), 4.62%, 4/20/2031, Series 2019-1A, Class A1A2 [a],[b]	323,471
	CarVal CLO III, Ltd.,
211,047	(TSFR3M + 0.990%), 4.66%, 7/20/2032, Series 2019-2A, Class AR2 [a],[b]	210,940
	Carval CLO X-C, Ltd.,
250,000	(TSFR3M + 1.460%), 5.13%, 7/20/2037, Series 2024-2A, Class A [a],[b]	250,284
	Carvana Auto Receivables Trust,
278,909	1.03%, 6/10/2027, Series 2021-P3, Class A4	277,874
	CCG Receivables Trust,
198,986	4.48%, 10/14/2032, Series 2025-1, Class A2 [a]	199,641
	CIFC Funding, Ltd.,
32,025	(TSFR3M + 1.212%), 4.88%, 10/24/2030, Series 2017-4A, Class A1R [a],[b]	32,030
	Clover CLO LLC,
880,000	(TSFR3M + 1.530%), 5.20%, 4/20/2037, Series 2018-1A, Class A1RR [a],[b]	880,055
	CoreVest American Finance, Ltd.,
76,365	1.71%, 12/15/2052, Series 2020-4, Class B [a]	75,928
	Corporate One Auto Receivables Trust,
500,000	4.13%, 9/15/2028, Series 2026-1A, Class A2 [a]	499,381
	CPS Auto Receivables Trust,
865,938	4.71%, 3/15/2029, Series 2025-C, Class A [a]	867,601
	Dell Equipment Finance Trust,
350,286	4.68%, 7/22/2027, Series 2025-1, Class A2 [a]	350,857
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3% – continued
	Dext ABS LLC,
$39,042	6.56%, 5/15/2034, Series 2023-2, Class A2 [a]	$39,135
	Dryden 45 Senior Loan Fund,
144,060	(TSFR3M + 1.080%), 4.75%, 10/15/2030, Series 2016-45A, Class A1RR [a],[b]	143,918
	Dryden 55 CLO, Ltd.,
165,816	(TSFR3M + 1.282%), 4.95%, 4/15/2031, Series 2018-55A, Class A1 [a],[b]	165,972
	Dryden 78 CLO, Ltd.,
240,000	(TSFR3M + 1.730%), 5.40%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	238,962
	Dryden 80 CLO, Ltd.,
292,939	(TSFR3M + 0.950%), 4.62%, 1/17/2033, Series 2019-80A, Class ARR [a],[b]	292,772
	Eaton Vance CLO, Ltd.,
264,000	(TSFR3M + 1.510%), 5.18%, 7/15/2037, Series 2019-1A, Class AR2 [a],[b]	264,190
	Enterprise Fleet Financing LLC,
88,867	5.74%, 12/20/2026, Series 2024-2, Class A2 [a]	88,989
12,558	5.76%, 10/22/2029, Series 2022-4, Class A2 [a]	12,573
65,052	5.23%, 3/20/2030, Series 2024-1, Class A2 [a]	65,370
	Exeter Automobile Receivables Trust,
285,956	4.53%, 3/15/2028, Series 2025-4A, Class A2	286,159
33,928	6.32%, 5/15/2028, Series 2022-6A, Class C	33,959
84,047	6.21%, 6/15/2028, Series 2023-3A, Class C	84,279
190,032	4.38%, 6/15/2028, Series 2025-5A, Class A2	190,124
289,587	5.57%, 9/15/2028, Series 2024-3A, Class B	290,384
925,000	5.41%, 5/15/2030, Series 2024-1A, Class C	931,664
	Exeter Select Automobile Receivables Trust,
464,046	4.24%, 5/15/2029, Series 2025-3, Class A2	463,957
	First Investors Auto Owner Trust,
35,053	3.13%, 5/15/2028, Series 2022-1A, Class C [a]	35,027
114,973	6.44%, 10/16/2028, Series 2023-1A, Class A [a]	115,611
500,000	4.31%, 12/15/2028, Series 2025-1A, Class A2 [a]	500,464
500,000	4.31%, 7/16/2029, Series 2026-1A, Class A2 [a],[c]	499,958
	First National Master Notes Trust,
480,000	5.13%, 4/15/2029, Series 2023-1, Class A	480,159
	FirstKey Homes Trust,
659,641	4.25%, 7/17/2038, Series 2022- SFR3, Class A [a]	657,928
797,173	1.54%, 8/17/2038, Series 2021- SFR1, Class A [a]	788,393
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3% – continued
$750,000	1.79%, 8/17/2038, Series 2021- SFR1, Class B [a]	$741,553
373,925	1.38%, 9/17/2038, Series 2021- SFR2, Class A [a]	368,618
	Flagship Credit Auto Trust,
282,633	1.59%, 6/15/2027, Series 2021-2, Class D [a]	280,713
	Flatiron CLO 21, Ltd.,
250,000	(TSFR3M + 1.360%), 5.03%, 10/19/2037, Series 2021-1A, Class A1R [a],[b]	250,013
	Ford Credit Auto Owner Trust,
133,000	5.30%, 3/15/2028, Series 2022-D, Class A4	133,550
100,000	1.61%, 10/17/2033, Series 2021-1, Class B [a]	99,882
	Fortress Credit BSL VII, Ltd.,
283,688	(TSFR3M + 1.090%), 4.76%, 7/23/2032, Series 2019-1A, Class A1R [a],[b]	283,731
	FRTKL Group, Inc.,
645,000	1.57%, 9/17/2038, Series 2021- SFR1, Class A [a]	634,968
	GreenSky Home Improvement Issuer Trust,
20,764	5.12%, 3/25/2060, Series 2025-1A, Class A2 [a]	20,816
	Hertz Vehicle Financing III LLC,
240,000	6.15%, 3/25/2030, Series 2023-4A, Class A [a]	249,499
	Hertz Vehicle Financing III LP,
773,000	2.12%, 12/27/2027, Series 2021-2A, Class B [a]	761,843
	Hilton Grand Vacations Trust,
15,795	5.75%, 9/15/2039, Series 2024-1B, Class A [a]	16,046
	Home Partners of America Trust,
642,761	2.30%, 12/17/2026, Series 2021-2, Class B [a]	631,954
	HPEFS Equipment Trust,
32,532	6.48%, 1/21/2031, Series 2023-2A, Class C [a]	32,563
535,000	5.35%, 10/20/2031, Series 2024-2A, Class B [a]	538,783
	Jamestown CLO XI, Ltd.,
22,203	(TSFR3M + 1.362%), 5.03%, 7/14/2031, Series 2018-11A, Class A1 [a],[b]	22,204
	KKR CLO 11, Ltd.,
17,638	(TSFR3M + 1.442%), 5.11%, 1/15/2031, Series 11, Class AR [a],[b]	17,637
	LCM 29, Ltd.,
65,213	(TSFR3M + 1.332%), 5.00%, 4/15/2031, Series 29A, Class AR [a],[b]	65,287
	M&T Equipment Notes,
204,900	5.74%, 7/15/2030, Series 2023-1A, Class A3 [a]	205,687
	Madison Park Funding XXIV, Ltd.,
157,147	(TSFR3M + 1.550%), 5.22%, 10/20/2029, Series 2016-24A, Class BR2 [a],[b]	157,151
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3% – continued
	Magnetite XXX, Ltd.,
$757,000	(TSFR3M + 1.350%), 5.21%, 10/25/2037, Series 2021-30A, Class AR [a],[b]	$757,525
	Neuberger Berman Loan Advisers CLO 35, Ltd.,
237,595	(TSFR3M + 1.050%), 4.72%, 1/19/2033, Series 2019-35A, Class ARR [a],[b]	237,461
	Neuberger Berman Loan Advisers CLO 41, Ltd.,
275,000	(TSFR3M + 1.050%), 4.72%, 4/15/2034, Series 2021-41A, Class AR [a],[b]	274,597
	Northwoods Capital XII-B, Ltd.,
106,659	(TSFR3M + 1.190%), 4.86%, 6/15/2031, Series 2018-12BA, Class AR [a],[b]	106,620
	Northwoods Capital XVIII, Ltd.,
357,503	(TSFR3M + 1.362%), 5.02%, 5/20/2032, Series 2019-18A, Class AR [a],[b]	357,326
	OCCU Auto Receivables Trust,
338,445	4.82%, 4/17/2028, Series 2025-1A, Class A2 [a]	339,065
400,000	6.29%, 9/17/2029, Series 2023-1A, Class A4 [a]	405,703
	Octagon Investment Partners 36, Ltd.,
79,735	(TSFR3M + 1.232%), 4.90%, 4/15/2031, Series 2018-1A, Class A1 [a],[b]	79,744
	Octane Receivables Trust,
33,727	6.44%, 3/20/2029, Series 2023-3A, Class A2 [a]	33,802
	OneMain Financial Issuance Trust,
591,908	1.75%, 9/14/2035, Series 2020-2A, Class A [a]	583,803
	Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust,
322,834	6.09%, 11/15/2031, Series 2024-6, Class A [a]	323,326
	Palmer Square Loan Funding, Ltd.,
500,000	(TSFR3M + 0.820%), 4.48%, 8/8/2032, Series 2024-3A, Class A1R [a],[b]	500,066
450,000	(TSFR3M + 0.820%), 4.48%, 10/15/2032, Series 2024-1A, Class A1R [a],[b]	449,757
500,000	(TSFR3M + 0.820%), 4.49%, 1/15/2033, Series 2024-2A, Class A1R [a],[b]	499,997
250,000	(TSFR3M + 1.400%), 5.07%, 7/15/2033, Series 2025-2A, Class A2 [a],[b]	249,282
500,000	(TSFR3M + 0.950%), 4.66%, 1/15/2034, Series 2025-3A, Class A1 [a],[b]	499,551
	Rad CLO 14, Ltd.,
250,000	(TSFR3M + 1.432%), 5.10%, 1/15/2035, Series 2021-14A, Class A [a],[b]	249,727
	RKTL Trust,
466,755	4.07%, 2/26/2035, Series 2026-1A, Class A [a]	466,238
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3% – continued
	Rockford Tower CLO, Ltd.,
$405,483	(TSFR3M + 1.130%), 4.79%, 8/20/2032, Series 2019-2A, Class AR2 [a],[b]	$405,985
750,000	(TSFR3M + 1.090%), 4.76%, 1/20/2036, Series 2020-1A, Class A1RR [a],[b]	749,479
	Santander Bank Auto Credit-Linked Notes,
196,126	4.97%, 1/18/2033, Series 2024-B, Class B [a]	197,272
	Santander Drive Auto Receivables Trust,
468,516	4.28%, 1/15/2029, Series 2025-4, Class A2	468,715
252,110	3.76%, 7/16/2029, Series 2022-2, Class C	251,904
	Signal Peak CLO 5, Ltd.,
250,000	(TSFR3M + 1.550%), 5.22%, 4/25/2037, Series 2018-5A, Class A1R [a],[b]	250,039
	SLM Private Credit Student Loan Trust,
81,325	(TSFR3M + 0.662%), 4.34%, 6/15/2033, Series 2004-A, Class A3 [b]	81,150
	SMB Private Education Loan Trust,
4,188	(TSFR1M + 0.864%), 4.54%, 10/15/2035, Series 2017-B, Class A2B [a],[b]	4,188
	SoFi Consumer Loan Program Trust,
282,751	4.47%, 8/15/2034, Series 2025-3, Class A [a]	282,760
340,735	4.24%, 8/25/2035, Series 2025-4, Class A [a]	340,168
	Sound Point CLO XXII, Ltd.,
328,690	(TSFR3M + 1.030%), 4.70%, 1/20/2032, Series 2019-1A, Class ARR [a],[b]	328,550
	Sound Point CLO XXV, Ltd.,
435,492	(TSFR3M + 1.280%), 4.95%, 4/25/2033, Series 2019-4A, Class A1R [a],[b]	435,201
	Symphony CLO XV, Ltd.,
203,014	(TSFR3M + 1.100%), 4.77%, 1/16/2032, Series 2018-20A, Class AR2 [a],[b]	203,321
	Symphony CLO XVI, Ltd.,
149,757	(TSFR3M + 1.200%), 4.87%, 10/15/2031, Series 2015-16A, Class ARR [a],[b]	149,797
	Tricon American Homes,
365,000	2.05%, 7/17/2038, Series 2020- SFR1, Class B [a]	361,644
800,000	2.25%, 7/17/2038, Series 2020- SFR1, Class C [a]	792,811
	Tricon American Homes Trust,
815,548	1.50%, 7/17/2038, Series 2020- SFR1, Class A [a]	808,066
	Tricon Residential Trust,
750,000	2.24%, 7/17/2038, Series 2021- SFR1, Class B [a]	744,204
258,055	3.86%, 4/17/2039, Series 2022- SFR1, Class A [a]	255,671
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Asset-Backed Securities 18.3% – continued
$247,017	(TSFR1M + 1.100%), 4.77%, 3/17/2042, Series 2025-SFR1, Class A [a],[b]	$246,554
	TSTAT, Ltd.,
500,000	(TSFR3M + 0.940%), 4.60%, 1/20/2032, Series 2022-1A, Class AR3 [a],[b]	499,719
	Venture 37 CLO, Ltd.,
52,686	(TSFR3M + 1.250%), 4.92%, 7/15/2032, Series 2019-37A, Class A1RR [a],[b]	52,697
	Venture 42 CLO, Ltd.,
250,000	(TSFR3M + 1.392%), 5.06%, 4/15/2034, Series 2021-42A, Class A1A [a],[b]	249,938
	Venture XIX CLO, Ltd.,
124,561	(TSFR3M + 1.522%), 5.19%, 1/15/2032, Series 2014-19A, Class ARR [a],[b]	124,629
	Voya CLO, Ltd.,
191,196	(TSFR3M + 1.262%), 4.93%, 7/15/2031, Series 2018-2A, Class A1 [a],[b]	191,320
	Wellman Park CLO, Ltd.,
500,000	(TSFR3M + 1.350%), 5.02%, 7/15/2037, Series 2021-1A, Class AR [a],[b]	499,750
	Westlake Automobile Receivables Trust,
481,479	4.31%, 4/17/2028, Series 2025-3A, Class A2 [a]	481,688
	Wheels Fleet Lease Funding 1 LLC,
224,289	6.46%, 8/18/2038, Series 2023-2A, Class A [a]	226,179
	Total	38,862,266
Basic Materials 1.8%
	Ecolab, Inc.,
750,000	4.30%, 6/15/2028	751,806
	Georgia-Pacific LLC,
250,000	4.40%, 6/30/2028 [a]	250,287
	Glencore Funding LLC,
400,000	1.63%, 4/27/2026 [a]	399,165
200,000	(SOFRINDEX + 0.750%), 4.40%, 10/1/2026 [a],[b]	200,320
500,000	(SOFRINDEX + 1.060%), 4.74%, 4/4/2027 [a],[b]	501,925
	International Flavors & Fragrances, Inc.,
1,000,000	1.83%, 10/15/2027 [a]	959,148
	Mosaic Co.,
500,000	4.35%, 1/15/2029	497,354
	SNF Group SACA,
250,000	3.13%, 3/15/2027 [a]	246,250
	Total	3,806,255
Collateralized Mortgage Obligations 2.3%
	A&D Mortgage Trust,
221,931	6.73%, 7/25/2068, Series 2023- NQM3, Class A1 [a],[d]	222,685
	BRAVO Residential Funding Trust,
492,742	6.51%, 6/25/2063, Series 2023- NQM5, Class A1 [a],[d]	493,153
Principal Amount	Long-Term Fixed Income 99.9%	Value
Collateralized Mortgage Obligations 2.3% – continued
	CHNGE Mortgage Trust,
$335,572	6.53%, 6/25/2058, Series 2023-2, Class A1 [a],[d]	$334,865
	Citigroup Mortgage Loan Trust, Inc.,
714,100	3.25%, 3/25/2061, Series 2018-RP3, Class A1 [a],[b]	704,139
	GS Mortgage-Backed Securities Trust,
186,876	6.00%, 9/25/2054, Series 2024-PJ5, Class A7 [a],[b]	186,700
	JP Morgan Mortgage Trust,
606,983	4.94%, 6/25/2056, Series 2025- 12MPR, Class A1B [a],[d]	605,105
	OBX Trust,
425,000	7.02%, 3/25/2063, Series 2023- NQM4, Class M1 [a],[b]	423,948
	PRKCM Trust,
487,317	6.60%, 2/25/2058, Series 2023- AFC1, Class A1 [a],[d]	485,901
445,640	6.58%, 9/25/2058, Series 2023- AFC3, Class A1 [a],[d]	446,530
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025- RTL1, Class A1 [a],[d]	150,366
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[d]	200,705
	Verus Securitization Trust,
349,770	6.74%, 3/25/2068, Series 2023-3, Class A3 [a],[d]	348,559
196,358	6.97%, 12/25/2068, Series 2023-8, Class A3 [a],[d]	197,650
	Total	4,800,306
Commercial Mortgage-Backed Securities 0.7%
	Bank,
78,882	3.42%, 5/15/2050, Series 2017- BNK4, Class ASB	78,599
	Bank of America Merrill Lynch Commercial Mortgage Trust,
247,898	3.37%, 2/15/2050, Series 2017- BNK3, Class ASB	247,215
	Benchmark Mortgage Trust,
40,215	5.96%, 7/15/2056, Series 2023-V3, Class A1	40,640
	CD Mortgage Trust,
191,028	3.22%, 8/15/2050, Series 2017-CD5, Class AAB	189,813
137,848	4.21%, 8/15/2051, Series 2018-CD7, Class ASB	137,232
	Citigroup Commercial Mortgage Trust,
28,613	3.51%, 12/10/2049, Series 2016-P6, Class AAB	28,541
	CSAIL Commercial Mortgage Trust,
106,806	3.33%, 11/15/2050, Series 2017- CX10, Class ASB [b]	106,417
	GS Mortgage Securities Trust,
169,742	3.47%, 3/10/2050, Series 2017-GS5, Class AAB	169,225
	UBS Commercial Mortgage Trust,
220,333	3.26%, 8/15/2050, Series 2017-C2, Class ASB	219,392
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Commercial Mortgage-Backed Securities 0.7% – continued
$174,723	3.35%, 11/15/2050, Series 2017-C5, Class ASB	$173,175
135,120	4.12%, 6/15/2051, Series 2018-C11, Class ASB	134,486
	Total	1,524,735
Communication Services 2.9%
	Alphabet, Inc.,
2,000,000	3.70%, 2/15/2029	1,982,811
	Amazon.com, Inc.,
1,000,000	(SOFRRATE + 0.440%), 4.09%, 3/13/2028 [b]	999,510
	Discovery Communications LLC,
81,000	3.95%, 3/20/2028	79,356
	NTT Finance Corp.,
500,000	4.57%, 7/16/2027 [a]	501,138
	Orange SA,
500,000	4.00%, 1/13/2029 [a]	494,994
	Paramount Global,
250,000	2.90%, 1/15/2027	245,757
	Rogers Communications, Inc.,
400,000	3.20%, 3/15/2027	395,059
	Walt Disney Co.,
1,500,000	3.75%, 3/14/2029	1,482,905
	Total	6,181,530
Consumer Discretionary 5.4%
	Air Canada,
400,000	3.88%, 8/15/2026 [a]	398,006
	American Honda Finance Corp.,
300,000	(SOFRRATE + 0.730%), 4.38%, 3/8/2027 [b]	300,034
500,000	(SOFRRATE + 0.870%), 4.54%, 7/9/2027 [b]	500,310
200,000	(SOFRRATE + 0.820%), 4.47%, 3/3/2028 [b]	199,780
1,000,000	4.15%, 1/8/2029	987,781
	Bath & Body Works, Inc.,
500,000	6.69%, 1/15/2027	508,448
	BMW U.S. Capital LLC,
200,000	(SOFRINDEX + 0.780%), 4.43%, 3/19/2027 [a],[b]	200,483
1,000,000	(SOFRRATE + 0.710%), 4.37%, 8/11/2027 [a],[b]	999,998
	Discovery Global Holdings, Inc.,
79,000	3.76%, 3/15/2027	78,031
	General Motors Financial Co., Inc.,
450,000	5.40%, 4/6/2026	450,042
345,000	(SOFRINDEX + 1.350%), 5.01%, 5/8/2027 [b]	347,015
500,000	(SOFRINDEX + 1.170%), 4.85%, 4/4/2028 [b]	501,742
	Hyundai Capital America,
500,000	(SOFRRATE + 1.120%), 4.77%, 6/23/2027 [a],[b]	501,696
500,000	4.60%, 4/6/2028 [a],[c]	499,854
1,000,000	(SOFRRATE + 0.890%), 4.56%, 1/8/2029 [a],[b]	997,951
	Las Vegas Sands Corp.,
300,000	3.50%, 8/18/2026	298,406
300,000	5.63%, 6/15/2028	303,907
Principal Amount	Long-Term Fixed Income 99.9%	Value
Consumer Discretionary 5.4% – continued
	Mercedes-Benz Finance North America LLC,
$500,000	(SOFRRATE + 0.710%), 4.36%, 3/10/2028 [a],[b]	$499,933
	O'Reilly Automotive, Inc.,
250,000	5.75%, 11/20/2026	252,082
	Taylor Morrison Communities, Inc.,
500,000	5.75%, 1/15/2028 [a]	501,292
	Toyota Motor Credit Corp.,
1,000,000	(SOFRRATE + 0.450%), 4.12%, 1/12/2028, Series B [b]	998,995
	United Airlines Holdings, Inc.,
500,000	4.88%, 3/1/2029	489,041
	Volkswagen Group of America Finance LLC,
200,000	(SOFRRATE + 1.060%), 4.71%, 3/25/2027 [a],[b]	200,394
500,000	4.45%, 9/11/2027 [a]	498,535
	Total	11,513,756
Consumer Staples 10.0%
	Abbott Laboratories,
2,000,000	(SOFRINDEX + 0.500%), 4.15%, 3/9/2029 [b]	2,000,988
	AbbVie, Inc.,
2,000,000	(SOFRINDEX + 0.480%), 4.13%, 3/3/2028 [b]	2,001,900
	Alcon Finance Corp.,
350,000	2.75%, 9/23/2026 [a]	347,183
	Altria Group, Inc.,
450,000	4.88%, 2/4/2028	453,720
	Amgen, Inc.,
350,000	2.60%, 8/19/2026	347,939
	BAT Capital Corp.,
350,000	3.22%, 9/6/2026	348,167
	Becton Dickinson & Co.,
450,000	3.70%, 6/6/2027	446,296
	Bunge, Ltd. Finance Corp.,
300,000	3.25%, 8/15/2026	298,601
	Campbell's Co.,
500,000	5.20%, 3/19/2027	502,688
	Cencora, Inc.,
1,000,000	3.95%, 2/13/2029	986,086
	Centene Corp.,
326,000	4.25%, 12/15/2027	320,235
	Conagra Brands, Inc.,
500,000	1.38%, 11/1/2027	475,297
	CVS Health Corp.,
450,000	2.88%, 6/1/2026	448,853
749,000	6.25%, 6/1/2027	763,494
	Danone SA,
400,000	2.95%, 11/2/2026 [a]	397,308
	GE HealthCare Technologies, Inc.,
300,000	5.65%, 11/15/2027	305,959
	Global Payments, Inc.,
750,000	4.95%, 8/15/2027	751,389
	HCA, Inc.,
500,000	5.00%, 3/1/2028	504,903
	Humana, Inc.,
500,000	1.35%, 2/3/2027	486,934
	Imperial Brands Finance plc,
350,000	3.50%, 7/26/2026 [a]	348,964
250,000	4.50%, 6/30/2028 [a]	250,184
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Consumer Staples 10.0% – continued
	Kraft Heinz Foods Co.,
$550,000	3.00%, 6/1/2026	$548,664
	Laboratory Corp. of America Holdings,
400,000	1.55%, 6/1/2026	398,138
	Mars, Inc.,
200,000	4.45%, 3/1/2027 [a]	200,611
	Merck & Co., Inc.,
1,000,000	(SOFRRATE + 0.570%), 4.22%, 3/15/2029 [b]	1,002,060
	Molson Coors Beverage Co.,
250,000	3.00%, 7/15/2026	249,042
	Mondelez International Holdings Netherlands BV,
300,000	1.25%, 9/24/2026 [a]	295,843
	Novartis Capital Corp.,
1,000,000	(SOFRRATE + 0.520%), 4.18%, 11/5/2028 [b]	1,002,297
	PayPal Holdings, Inc.,
100,000	(SOFRRATE + 0.670%), 4.32%, 3/6/2028 [b]	100,182
	PepsiCo, Inc.,
500,000	4.10%, 1/15/2029	499,711
	Philip Morris International, Inc.,
500,000	(SOFRRATE + 0.830%), 4.49%, 4/28/2028 [b]	499,565
750,000	(SOFRRATE + 0.660%), 4.33%, 10/27/2028 [b]	749,447
	Shire Acquisitions Investments Ireland DAC,
350,000	3.20%, 9/23/2026	348,374
	Teva Pharmaceutical Finance Netherlands III BV,
500,000	3.15%, 10/1/2026	495,029
500,000	6.75%, 3/1/2028	512,455
	Tyson Foods, Inc.,
750,000	3.55%, 6/2/2027	742,993
	Universal Health Services, Inc.,
100,000	1.65%, 9/1/2026	98,805
	Viterra Finance BV,
350,000	2.00%, 4/21/2026 [a]	349,518
	Zimmer Biomet Holdings, Inc.,
250,000	4.70%, 2/19/2027	250,731
	Total	21,130,553
Energy 0.5%
	APA Corp.,
243,000	4.38%, 10/15/2028	244,160
	Continental Resources, Inc.,
400,000	2.27%, 11/15/2026 [a]	393,555
	EOG Resources, Inc.,
500,000	4.40%, 7/15/2028	501,533
	Total	1,139,248
Financials 38.2%
	ABN AMRO Bank NV,
1,000,000	4.20%, 7/7/2028 [a]	996,400
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
800,000	2.45%, 10/29/2026	791,188
500,000	4.13%, 2/28/2029	493,236
	Aircastle, Ltd.,
450,000	4.25%, 6/15/2026	449,440
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 38.2% – continued
	Ally Financial, Inc.,
$100,000	(SOFRINDEX + 1.960%), 5.74%, 5/15/2029 [b]	$101,560
	American Express Co.,
200,000	(SOFRINDEX + 0.970%), 4.64%, 7/28/2027 [b]	200,238
1,000,000	(SOFRRATE + 0.590%), 4.25%, 2/9/2029 [b]	997,021
750,000	(SOFRRATE + 1.260%), 4.93%, 4/25/2029 [b]	757,637
	American Tower Corp.,
500,000	3.38%, 10/15/2026	497,078
	Apollo Debt Solutions BDC,
500,000	5.20%, 12/8/2028 [a]	493,794
	ARES Capital Corp.,
300,000	2.88%, 6/15/2027	292,080
	Ares Strategic Income Fund,
250,000	5.45%, 9/9/2028 [a]	247,398
	Arthur J Gallagher & Co.,
750,000	4.60%, 12/15/2027	752,058
	Athene Global Funding,
150,000	5.62%, 5/8/2026 [a]	150,126
	Atlas Warehouse Lending Co. LP,
750,000	4.63%, 11/15/2028 [a]	738,650
	Australia & New Zealand Banking Group, Ltd.,
1,000,000	(SOFRRATE + 0.620%), 4.27%, 6/18/2028 [a],[b]	1,002,824
500,000	(SOFRRATE + 0.590%), 4.24%, 12/8/2028 [a],[b]	500,978
	Aviation Capital Group LLC,
400,000	3.50%, 11/1/2027 [a]	392,754
500,000	4.25%, 4/30/2029 [a]	492,711
	Avolon Holdings Funding, Ltd.,
1,000,000	4.20%, 4/15/2029 [a]	981,262
	Banco Bilbao Vizcaya Argentaria SA,
600,000	(SOFRRATE + 0.880%), 4.53%, 3/3/2029 [b]	600,006
	Banco Santander SA,
200,000	(SOFRRATE + 1.120%), 4.79%, 7/15/2028 [b]	200,820
	Bank of America Corp.,
750,000	(TSFR3M + 1.774%), 3.71%, 4/24/2028 [b]	744,288
500,000	(SOFRRATE + 1.110%), 4.77%, 5/9/2029 [b]	502,853
500,000	(SOFRRATE + 1.010%), 4.68%, 1/24/2031 [b]	498,487
	Bank of Montreal,
550,000	(SOFRRATE + 0.880%), 4.57%, 9/10/2027 [b]	550,532
1,000,000	(SOFRRATE + 0.525%), 4.10%, 12/15/2027, Series J [b]	997,972
350,000	(5 yr. USD Swap + 1.432%), 3.80%, 12/15/2032 [b]	344,407
	Bank of New York Mellon Corp.,
1,000,000	(SOFRINDEX + 0.680%), 4.33%, 6/9/2028 [b]	1,001,893
250,000	(SOFRRATE + 0.634%), 4.03%, 1/22/2030 [b]	247,497
	Bank of Nova Scotia,
1,000,000	(SOFRRATE + 0.760%), 4.41%, 9/15/2028, Series I [b]	999,982
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 38.2% – continued
$500,000	(SOFRRATE + 0.730%), 4.25%, 2/2/2030 [b]	$495,443
	Banque Federative du Credit Mutuel SA,
750,000	(SOFRRATE + 0.990%), 4.66%, 10/16/2028 [a],[b]	752,558
	Barclays plc,
1,100,000	5.20%, 5/12/2026	1,100,704
1,000,000	(SOFRRATE + 0.930%), 4.59%, 5/24/2030 [b]	997,153
	Blackstone Private Credit Fund,
250,000	2.63%, 12/15/2026	244,590
	Blackstone Secured Lending Fund,
450,000	2.75%, 9/16/2026	443,952
	Blue Owl Capital Corp.,
100,000	3.40%, 7/15/2026	99,215
	Blue Owl Credit Income Corp.,
300,000	7.75%, 9/16/2027	304,206
	Blue Owl Technology Finance Corp.,
350,000	6.10%, 3/15/2028	345,912
	BNP Paribas SA,
400,000	(5 yr. USD Swap + 1.483%), 4.38%, 3/1/2033 [a],[b]	394,288
	Boston Properties LP,
300,000	2.75%, 10/1/2026	297,217
	Brown & Brown, Inc.,
750,000	4.70%, 6/23/2028	752,170
	CaixaBank SA,
500,000	(SOFRRATE + 1.140%), 4.63%, 7/3/2029 [a],[b]	500,825
	Canadian Imperial Bank of Commerce,
1,000,000	(SOFRRATE + 0.800%), 4.45%, 9/8/2028 [b]	1,000,020
100,000	(SOFRRATE + 1.030%), 4.68%, 3/30/2029 [b]	100,430
500,000	(SOFRINDEX + 0.800%), 4.46%, 1/29/2030 [b]	498,671
	Capital One Financial Corp.,
450,000	(SOFRRATE + 0.855%), 1.88%, 11/2/2027 [b]	442,564
	Charles Schwab Corp.,
1,000,000	(SOFRINDEX + 1.050%), 4.70%, 3/3/2027 [b]	1,004,101
	Citadel Finance LLC,
500,000	4.75%, 2/14/2029 [a]	489,892
	Citigroup, Inc.,
450,000	4.45%, 9/29/2027	450,013
500,000	(SOFRRATE + 1.143%), 4.80%, 5/7/2028 [b]	502,171
400,000	(SOFRRATE + 0.870%), 4.52%, 3/4/2029 [b]	400,004
	Citizens Bank NA,
500,000	(SOFRRATE + 0.700%), 4.19%, 1/29/2029 [b]	496,862
	Commonwealth Bank of Australia,
500,000	(SOFRRATE + 0.640%), 4.29%, 3/14/2028 [a],[b]	501,811
	Cooperatieve Rabobank UA,
250,000	(SOFRRATE + 0.590%), 4.24%, 5/27/2027 [b]	250,403
1,000,000	(CMT 1Y + 0.730%), 1.98%, 12/15/2027 [a],[b]	983,659
300,000	(SOFRINDEX + 0.890%), 4.56%, 10/17/2029 [b]	301,892
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 38.2% – continued
	Corebridge Financial, Inc.,
$1,300,000	3.65%, 4/5/2027	$1,288,212
	Crown Castle, Inc.,
450,000	1.05%, 7/15/2026	445,686
	Deutsche Bank AG,
400,000	(SOFRRATE + 2.520%), 7.15%, 7/13/2027 [b]	402,698
250,000	(SOFRRATE + 1.210%), 4.88%, 1/10/2029 [b]	251,068
	Extra Space Storage LP,
300,000	3.50%, 7/1/2026	299,344
	Fortitude Global Funding,
500,000	4.63%, 10/6/2028 [a]	494,924
	GGAM Finance, Ltd.,
500,000	8.00%, 6/15/2028 [a]	518,928
	Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
500,000	3.75%, 12/15/2027 [a]	484,488
	Goldman Sachs Group, Inc.,
800,000	(TSFR3M + 2.012%), 5.68%, 10/28/2027 [b]	805,917
1,600,000	(SOFRRATE + 1.290%), 4.96%, 4/23/2028 [b]	1,609,521
1,000,000	(SOFRRATE + 0.920%), 4.59%, 10/21/2029 [b]	1,000,501
	Goldman Sachs Private Credit Corp.,
250,000	5.05%, 2/23/2028 [a]	246,185
200,000	5.88%, 5/6/2028 [a]	199,476
250,000	5.38%, 1/31/2029 [a]	245,729
	Golub Capital BDC, Inc.,
300,000	2.50%, 8/24/2026	296,124
	Host Hotels & Resorts LP,
750,000	4.25%, 12/15/2028	741,112
	HPS Corporate Lending Fund,
500,000	5.15%, 4/2/2029 [a]	485,825
	HSBC Holdings plc,
200,000	(SOFRRATE + 1.030%), 4.68%, 3/3/2029 [b]	200,530
1,000,000	(SOFRRATE + 0.990%), 4.40%, 3/10/2030 [b]	992,584
	ING Groep NV,
450,000	(SOFRINDEX + 1.560%), 5.21%, 9/11/2027 [b]	452,004
700,000	(SOFRINDEX + 1.010%), 4.66%, 3/25/2029 [b]	701,883
	JPMorgan Chase & Co.,
1,500,000	(SOFRRATE + 1.190%), 5.04%, 1/23/2028 [b]	1,507,608
650,000	(SOFRRATE + 0.800%), 4.47%, 1/24/2029, Series FRN [b]	650,365
	KeyCorp,
350,000	2.25%, 4/6/2027	342,436
	KeyCorp Capital I,
500,000	(TSFR3M + 1.002%), 4.69%, 7/1/2028 [b]	491,149
	Lloyds Banking Group plc,
200,000	(SOFRINDEX + 1.060%), 4.72%, 11/26/2028 [b]	200,850
500,000	(SOFRINDEX + 1.060%), 4.71%, 6/13/2029 [b]	501,987
	Macquarie Airfinance Holdings, Ltd.,
350,000	5.20%, 3/27/2028 [a]	351,262
	Macquarie Bank, Ltd.,
500,000	(SOFRRATE + 0.760%), 4.41%, 3/29/2029 [a],[b]	499,880
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 38.2% – continued
	Macquarie Group, Ltd.,
$745,000	(SOFRRATE + 0.995%), 1.94%, 4/14/2028 [a],[b]	$725,090
	Manufacturers & Traders Trust Co.,
750,000	(SOFRRATE + 0.950%), 4.76%, 7/6/2028 [b]	752,071
	MassMutual Global Funding II,
650,000	(SOFRRATE + 0.770%), 4.43%, 1/29/2027 [a],[b]	651,761
	Morgan Stanley,
500,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	492,163
1,150,000	3.59%, 7/22/2028 [b]	1,136,482
350,000	(SOFRRATE + 1.380%), 5.05%, 4/12/2029 [b]	353,802
750,000	(SOFRRATE + 0.920%), 4.59%, 10/18/2029, Series I [b]	749,548
	Morgan Stanley Private Bank NA,
500,000	(SOFRRATE + 0.770%), 4.47%, 7/6/2028 [b]	499,981
500,000	(SOFRRATE + 0.770%), 4.44%, 7/6/2028 [b]	499,283
1,000,000	(SOFRRATE + 0.780%), 4.44%, 11/17/2028 [b]	999,120
	Nationwide Building Society,
1,000,000	(SOFRRATE + 1.070%), 4.74%, 7/14/2029 [a],[b]	1,002,632
	NatWest Group plc,
450,000	(SOFRRATE + 1.250%), 4.90%, 3/1/2028 [b]	451,903
250,000	(SOFRRATE + 1.100%), 4.76%, 5/23/2029 [b]	250,922
	NatWest Markets plc,
500,000	(SOFRRATE + 0.950%), 4.60%, 3/21/2028 [a],[b]	501,911
	New York Life Global Funding,
450,000	(SOFRRATE + 0.880%), 4.55%, 4/25/2028 [a],[b]	452,868
	PNC Bank NA,
500,000	(SOFRRATE + 0.630%), 4.54%, 5/13/2027 [b]	500,020
500,000	(SOFRRATE + 0.730%), 4.40%, 7/21/2028 [b]	500,835
	Prudential Financial, Inc.,
500,000	(US0003M + 2.380%), 4.50%, 9/15/2047 [b]	487,703
	Reinsurance Group of America, Inc.,
350,000	3.95%, 9/15/2026	349,640
	RGA Global Funding,
500,000	4.35%, 8/25/2028 [a]	497,318
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
600,000	2.88%, 10/15/2026 [a]	593,509
	Royal Bank of Canada,
350,000	(SOFRINDEX + 0.720%), 4.51%, 10/18/2027 [b]	350,199
500,000	(SOFRRATE + 0.700%), 4.36%, 11/3/2028, Series 1 [b]	498,518
250,000	(SOFRINDEX + 0.830%), 4.50%, 1/24/2029 [b]	250,395
1,000,000	(SOFRINDEX + 0.880%), 4.54%, 8/6/2029 [b]	1,001,547
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 38.2% – continued
	Santander Holdings USA, Inc.,
$100,000	(SOFRRATE + 1.610%), 5.26%, 3/20/2029 [b]	$100,779
	Santander U.K. Group Holdings plc,
200,000	(SOFRRATE + 0.989%), 1.67%, 6/14/2027 [b]	198,771
	Skandinaviska Enskilda Banken AB,
500,000	(SOFRRATE + 0.750%), 4.40%, 6/2/2028 [a],[b]	501,629
	Societe Generale SA,
750,000	(CMT 1Y + 1.500%), 5.52%, 1/19/2028 [a],[b]	754,993
250,000	(SOFRRATE + 1.410%), 5.08%, 4/13/2029 [a],[b]	251,262
	State Street Corp.,
1,133,000	(SOFRRATE + 0.845%), 4.51%, 8/3/2026 [b]	1,133,347
750,000	(SOFRRATE + 0.950%), 4.62%, 4/24/2028 [b]	752,440
	Sumitomo Mitsui Financial Group, Inc.,
200,000	(SOFRRATE + 1.170%), 4.84%, 7/9/2029 [b]	201,052
	Sumitomo Mitsui Trust Bank, Ltd.,
1,000,000	(SOFRRATE + 0.750%), 4.40%, 9/11/2028 [a],[b]	1,001,556
	Svenska Handelsbanken AB,
250,000	4.38%, 5/23/2028 [a]	250,723
	Takeoff Merger Sub, Inc.,
750,000	4.40%, 3/24/2028 [a]	745,978
	Toronto-Dominion Bank,
750,000	(SOFRRATE + 0.750%), 4.42%, 10/13/2028 [b]	751,299
700,000	(5 yr. USD Swap + 2.205%), 3.63%, 9/15/2031 [b]	695,938
	Truist Bank,
500,000	(SOFRRATE + 0.590%), 4.67%, 5/20/2027 [b]	500,007
750,000	(SOFRRATE + 0.770%), 4.42%, 7/24/2028 [b]	749,961
1,000,000	(SOFRRATE + 0.660%), 4.33%, 1/27/2029 [b]	998,832
	Truist Financial Corp.,
450,000	(SOFRRATE + 2.050%), 6.05%, 6/8/2027 [b]	451,134
	U.S. Bank NA,
250,000	(SOFRRATE + 0.910%), 4.57%, 5/15/2028 [b]	250,973
	UBS AG,
1,000,000	(SOFRRATE + 0.810%), 4.46%, 3/16/2029 [b]	1,000,743
	VICI Properties LP/VICI Note Co., Inc.,
350,000	4.50%, 9/1/2026 [a]	349,591
500,000	4.25%, 12/1/2026 [a]	498,633
	Wells Fargo & Co.,
550,000	4.10%, 6/3/2026	549,913
3,000,000	(SOFRRATE + 1.370%), 5.04%, 4/23/2029 [b]	3,030,878
	Westpac Banking Corp.,
650,000	(5 yr. USD SOFR ICE Swap + 2.236%), 4.32%, 11/23/2031 [b]	648,429
	Weyerhaeuser Co.,
33,000	4.75%, 5/15/2026	33,009
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Financials 38.2% – continued
	Zions Bancorp NA,
$750,000	(SOFRRATE + 1.155%), 4.70%, 8/18/2028 [b]	$743,322
500,000	(SOFRRATE + 1.055%), 4.48%, 2/9/2029 [b]	496,266
	Total	81,066,851
Industrials 5.3%
	Amcor Flexibles North America, Inc.,
500,000	4.25%, 3/8/2029	495,406
	Amphenol Corp.,
500,000	3.80%, 11/15/2027	496,996
500,000	4.38%, 6/12/2028	501,461
	Amrize Finance U.S. LLC,
200,000	4.60%, 4/7/2027	200,503
	BAE Systems plc,
400,000	5.00%, 3/26/2027 [a]	402,608
	Boeing Co.,
500,000	3.10%, 5/1/2026	499,340
500,000	2.25%, 6/15/2026	497,635
450,000	3.25%, 2/1/2028	441,112
	Caterpillar Financial Services Corp.,
500,000	(SOFRRATE + 0.400%), 4.07%, 1/10/2028 [b]	500,058
250,000	(SOFRRATE + 0.520%), 4.17%, 3/3/2028 [b]	250,423
1,000,000	3.95%, 11/14/2028	995,213
500,000	(SOFRRATE + 0.490%), 4.15%, 2/23/2029 [b]	498,921
	Fedex Freight Holding Co., Inc.,
500,000	4.30%, 3/15/2029 [a]	494,004
	Honeywell Aerospace, Inc.,
1,750,000	(SOFRINDEX + 0.630%), 4.28%, 3/16/2029 [a],[b]	1,741,570
	Howmet Aerospace, Inc.,
500,000	3.75%, 3/3/2028	494,241
	John Deere Capital Corp.,
1,000,000	(SOFRRATE + 0.550%), 4.20%, 3/9/2029, Series I [b]	997,341
	L3Harris Technologies, Inc.,
500,000	3.85%, 12/15/2026	498,061
	Lockheed Martin Corp.,
500,000	4.15%, 8/15/2028	500,366
	Spirit AeroSystems, Inc.,
800,000	4.60%, 6/15/2028	800,218
	Total	11,305,477
Mortgage-Backed Securities 3.9%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
100,811	3.95%, 12/25/2029, Series K159, Class A1	100,537
	Federal Home Loan Mortgage Corp. REMICS,
56,535	1.75%, 6/15/2028, Series 4216, Class KC	55,997
135,031	3.00%, 2/15/2029, Series 4308, Class AL	133,902
760,265	(SOFR30A + 0.614%), 4.29%, 1/15/2032, Series 3218, Class FN [b]	759,238
39,461	1.50%, 5/15/2032, Series 4224, Class KA	39,356
Principal Amount	Long-Term Fixed Income 99.9%	Value
Mortgage-Backed Securities 3.9% – continued
$59,130	3.00%, 4/15/2033, Series 4203, Class DM	$58,131
293,502	3.00%, 4/15/2034, Series 4482, Class CA	291,156
81,410	3.00%, 11/15/2039, Series 3741, Class HD	80,348
65,954	3.50%, 8/15/2040, Series 4001, Class ML	65,575
383,006	2.50%, 5/15/2041, Series 4019, Class JC	376,243
117,155	6.00%, 11/25/2048, Series 5349, Class A	116,896
345,038	5.50%, 7/25/2049, Series 5417, Class D	345,366
747,041	4.50%, 6/25/2050, Series 5500, Class PC	744,641
	Federal National Mortgage Association,
341,758	3.11%, 5/1/2026	340,629
289,802	2.50%, 8/1/2032	285,542
	Federal National Mortgage Association REMICS,
54,485	1.50%, 9/25/2027, Series 2012-100, Class BA	53,648
94,007	1.50%, 9/25/2027, Series 2012-98, Class YM	92,573
84,129	2.00%, 11/25/2027, Series 2012- 121, Class DC	82,685
51,478	1.50%, 1/25/2028, Series 2012-153, Class DA	50,516
89,681	1.50%, 1/25/2028, Series 2012-148, Class DC	88,362
529,126	2.25%, 7/25/2028, Series 2013-73, Class BL	522,517
321,184	(SOFR30A + 0.414%), 4.08%, 11/25/2036, Series 2006-108, Class FB [b]	319,685
110,470	3.50%, 2/25/2043, Series 2013-5, Class MP	109,829
130,471	3.00%, 8/25/2043, Series 2016-99, Class H	129,738
570,500	(SOFR30A + 0.464%), 4.13%, 2/25/2046, Series 2016-3, Class FB [b]	568,118
872,111	5.50%, 6/25/2050, Series 2024-1, Class DA	878,658
	Government National Mortgage Association REMICS,
982,167	(TSFR1M + 0.314%), 3.99%, 9/20/2043, Series 2013-135, Class FM [b]	974,844
408,742	5.00%, 10/20/2043, Series 2022- 213, Class QA	408,925
100,677	3.50%, 5/20/2045, Series 2018-122, Class HA	100,243
	Total	8,173,898
Technology 3.1%
	Analog Devices, Inc.,
500,000	4.25%, 6/15/2028	500,791
	Dell International LLC/EMC Corp.,
300,000	4.75%, 4/1/2028	302,108
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Principal Amount	Long-Term Fixed Income 99.9%	Value
Technology 3.1% – continued
	Fidelity National Information Services, Inc.,
$750,000	4.45%, 3/10/2028	$747,900
	Fiserv, Inc.,
750,000	5.38%, 8/21/2028	761,698
	Hewlett Packard Enterprise Co.,
450,000	4.45%, 9/25/2026	450,369
500,000	4.05%, 9/15/2027	496,763
	Oracle Corp.,
800,000	2.65%, 7/15/2026	795,645
1,000,000	4.55%, 2/4/2029	987,362
	Salesforce, Inc.,
1,000,000	4.50%, 3/15/2028	1,000,258
	Seagate Data Storage Technology Pte., Ltd.,
650,000	4.09%, 6/1/2029 [a]	629,098
	Total	6,671,992
U.S. Government & Agencies 5.1%
	U.S. Treasury Notes,
8,000,000	4.13%, 1/31/2027	8,024,688
2,750,000	4.50%, 5/15/2027	2,770,195
	Total	10,794,883
Utilities 2.4%
	Evergy Kansas Central, Inc.,
150,000	4.70%, 3/13/2028	150,692
	Evergy, Inc.,
500,000	4.25%, 3/15/2029	496,183
	Georgia Power Co.,
500,000	4.00%, 10/1/2028	497,071
	National Fuel Gas Co.,
602,000	5.50%, 10/1/2026	604,663
	National Rural Utilities Cooperative Finance Corp.,
1,000,000	(SOFRINDEX + 0.430%), 4.09%, 8/9/2027, Series D [b]	999,348
	NextEra Energy Capital Holdings, Inc.,
1,000,000	4.69%, 9/1/2027	1,004,825
	WEC Energy Group, Inc.,
1,000,000	4.75%, 1/15/2028	1,007,317
	Xcel Energy, Inc.,
400,000	3.35%, 12/1/2026	397,602
	Total	5,157,701
	Total Long-Term Fixed Income (Cost $212,127,518)	212,129,451

Shares or Principal Amount	Short-Term Investments 0.2%	Value
	Federal Home Loan Bank Discount Notes,
100,000	3.65%, 4/29/2026 [e],[f]	$99,711
300,000	3.65%, 5/29/2026 [e],[f]	298,225
	Total Short-Term Investments (Cost $397,980)	397,936
	Total Investments (Cost $212,525,498) 100.1%	212,527,387
	Other Assets and Liabilities, Net (0.1%)	(207,872)
	Total Net Assets 100.0%	$212,319,515

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $75,410,822 or 35.5% of total net assets.

b
Denotes variable rate securities. The rate shown is as of March 31,
2026. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed- delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2026.
e	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
REMICS	–	Real Estate Mortgage Investment Conduits
plc	–	Public Limited Company

Reference Rate Index:
CMT 1Y	–	Constant Maturity Treasury Yield 1 Year
ICE	–	Intercontinental Exchange
SOFR30A	–	Secured Overnight Financing Rate 30 Year Average
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$424,689
Gross unrealized depreciation	(467,449)
Net unrealized appreciation (depreciation)	$(42,760)
Cost for federal income tax purposes	$212,570,147
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Thrivent Ultra Short Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	$38,862,266	$—	$38,862,266	$—
Basic Materials	3,806,255	—	3,806,255	—
Collateralized Mortgage Obligations	4,800,306	—	4,800,306	—
Commercial Mortgage-Backed Securities	1,524,735	—	1,524,735	—
Communication Services	6,181,530	—	6,181,530	—
Consumer Discretionary	11,513,756	—	11,513,756	—
Consumer Staples	21,130,553	—	21,130,553	—
Energy	1,139,248	—	1,139,248	—
Financials	81,066,851	—	81,066,851	—
Industrials	11,305,477	—	11,305,477	—
Mortgage-Backed Securities	8,173,898	—	8,173,898	—
Technology	6,671,992	—	6,671,992	—
U.S. Government & Agencies	10,794,883	—	10,794,883	—
Utilities	5,157,701	—	5,157,701	—
Short-Term Investments	397,936	—	397,936	—
Total Investments at Value	$212,527,387	$—	$212,527,387	$—
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Thrivent Ultra Short Bond ETF's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	269,084	269,084	—	—
Total Asset Derivatives	$269,084	$269,084	$—	$—
The following table presents Thrivent Ultra Short Bond ETF's futures contracts held as of March 31, 2026. Investments and/or cash totaling $397,936 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2 Yr. U.S. Treasury Notes	(77)	June 2026	$(16,076,586)	$103,297
CBOT 3 Yr. U.S. Treasury Notes	(84)	June 2026	(17,922,600)	165,787
Total Futures Short Contracts			$(33,999,186)	$269,084
Total Futures Contracts			$(33,999,186)	$269,084

Reference Description:
CBOT	–	Chicago Board of Trade
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of March 31, 2026, for Ultra Short Bond ETF's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$269,084
Total Interest Rate Contracts		269,084
Total Asset Derivatives		$269,084

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2026(unaudited)
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended March 31, 2026, for Ultra Short Bond ETF's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	4,733
Total Interest Rate Contracts		4,733
Total		$4,733
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended March 31, 2026, for Ultra Short Bond ETF's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	256,909
Total Interest Rate Contracts		256,909
Total		$256,909
The following table presents Ultra Short Bond ETF's average volume of derivative activity during the period ended March 31, 2026.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts Futures - Short	$(30,075,605)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent ETF Trust
Statement of Assets and Liabilities

As of March 31, 2026 (unaudited)	Core Plus Bond ETF	Mid Cap Value ETF	Small Cap Value ETF
Assets
Investments in unaffiliated securities, at cost	$407,034,295	$276,663,337	$134,680,929
Investments in unaffiliated securities, at value	406,931,250	284,134,781	156,805,842
Cash	134	—	—
Dividends and interest receivable	3,793,201	452,186	220,583
Receivable for:
Investments sold	—	—	—
Fund shares sold	—	—	—
Total Assets	410,724,585	284,586,967	157,026,425
Liabilities
Cash overdraft	—	—	—
Payable for:
Investments purchased	—	—	—
Investments purchased on a delayed-delivery basis	6,733,287	—	—
Investment advisory fees	134,092	133,590	79,349
Variation margin on open futures contracts	—	—	—
Total Liabilities	6,867,379	133,590	79,349
Net Assets
Capital stock (beneficial interest)	403,129,534	271,169,942	130,938,130
Distributable earnings/(accumulated loss)	727,672	13,283,435	26,008,946
Total Net Assets	$403,857,206	$284,453,377	$156,947,076
Shares of beneficial interest outstanding	7,975,000	18,127,184	5,607,600
Net asset value per share	$50.64	$15.69	$27.99
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Assets and Liabilities

As of March 31, 2026 (unaudited)	Small-Mid Cap Equity ETF	Ultra Short Bond ETF
Assets
Investments in unaffiliated securities, at cost	$745,307,589	$212,525,498
Investments in unaffiliated securities, at value	861,101,803	212,527,387
Cash	—	—
Dividends and interest receivable	80,382	1,506,257
Receivable for:
Investments sold	8,992,826	454,413
Fund shares sold	830,164	—
Total Assets	871,005,175	214,488,057
Liabilities
Cash overdraft	—	641,190
Payable for:
Investments purchased	9,550,943	471,446
Investments purchased on a delayed-delivery basis	—	999,743
Investment advisory fees	477,245	35,869
Variation margin on open futures contracts	—	20,294
Total Liabilities	10,028,188	2,168,542
Net Assets
Capital stock (beneficial interest)	761,711,057	211,901,816
Distributable earnings/(accumulated loss)	99,265,930	417,699
Total Net Assets	$860,976,987	$212,319,515
Shares of beneficial interest outstanding	20,744,000	4,225,000
Net asset value per share	$41.50	$50.25
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Operations

For the six months ended March 31, 2026 (unaudited)	Core Plus Bond ETF	Mid Cap Value ETF#	Small Cap Value ETF#
Investment Income
Dividend	$—	$1,883,608	$1,397,233
Interest	8,090,794	41,762	73,494
Foreign tax withholding	(281)	(6,400)	(1,641)
Total Investment Income	8,090,513	1,918,970	1,469,086
Expenses
Adviser fees	639,100	473,715	348,433
Other expenses##	—	2,931	8,014
Total Net Expenses	639,100	476,646	356,447

Net Investment Income/(Loss)	7,451,413	1,442,324	1,112,639
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	856,858	1,680,360	1,865,220
In-kind redemptions	—	3,244,628	1,375,625
Futures contracts	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(6,211,508)	4,377,694	8,870,897
Futures contracts	—	—	—
Foreign currency transactions	—	1	—
Net Realized and Unrealized Gains/(Losses)	(5,354,650)	9,302,683	12,111,742

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,096,763	$10,745,007	$13,224,381

#	For the period from November 1, 2025 through March 31, 2026. The fund changed its fiscal year end from October 31 to September 30, effective December 1, 2025
##
These expenses were accrued to the predecessor mutual fund prior to the ETF conversion completed on November 14, 2025
(see Reorganization footnote). After the reorganization of the fund, the Adviser pays all of the ordinary operating expenses of the fund for a fee
(see Investment Advisory fees footnote).

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Operations

For the six months ended March 31, 2026 (unaudited)	Small-Mid Cap Equity ETF	Ultra Short Bond ETF
Investment Income
Dividend	$3,775,079	$—
Interest	120,370	4,471,777
Foreign tax withholding	—	(6)
Total Investment Income	3,895,449	4,471,771
Expenses
Adviser fees	2,601,864	197,461
Other expenses	—	—
Total Net Expenses	2,601,864	197,461

Net Investment Income/(Loss)	1,293,585	4,274,310
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(16,900,983)	80,721
In-kind redemptions	3,841,470	—
Futures contracts	—	4,733
Change in net unrealized appreciation/(depreciation) on:
Investments	10,791,105	(701,650)
Futures contracts	—	256,909
Foreign currency transactions	—	—
Net Realized and Unrealized Gains/(Losses)	(2,268,408)	(359,287)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(974,823)	$3,915,023
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Changes in Net Assets

For the periods ended	Core Plus Bond ETF March 31, 2026 (Unaudited)	Core Plus Bond ETF# September 30, 2025	Mid Cap Value ETF## March 31, 2026 (Unaudited)	Mid Cap Value ETF October 31, 2025
Operations
Net investment income/(loss)	$7,451,413	$5,189,992	$1,442,324	$370,695
Net realized gains/(losses)	856,858	990,205	4,924,988	4,574,646
Change in net unrealized appreciation/(depreciation)	(6,211,508)	6,108,463	4,377,695	(3,124,884)
Net Change in Net Assets Resulting From Operations	2,096,763	12,288,660	10,745,007	1,820,457
Distributions to Shareholders
From net investment income/net realized gains	(8,507,461)	(5,051,568)	(3,258,859)	(2,014,927)
Total Distributions to Shareholders	(8,507,461)	(5,051,568)	(3,258,859)	(2,014,927)
Capital Stock Transactions
Sold	162,241,812	248,449,651	279,199,488	5,119,291
Distributions reinvested	—	—	2,892,432	2,010,327
Redeemed	—	(7,660,651)	(20,560,789)	(31,237,746)
In-kind redemptions	—	—	—	—
Total Capital Stock Transactions	162,241,812	240,789,000	261,531,131	(24,108,128)

Net Increase/(Decrease) in Net Assets	155,831,114	248,026,092	269,017,279	(24,302,598)
Net Assets, Beginning of Period	248,026,092	—	15,436,098	39,738,696
Net Assets, End of Period	$403,857,206	$248,026,092	$284,453,377	$15,436,098

Capital Stock Share Transactions
Sold	3,150,000	4,975,002	18,404,862	300,232
Distributions reinvested	—	—	198,496	112,911
Redeemed	—	(150,002)	(1,330,464)	(1,744,523)
In-kind redemptions	—	—	—	—
Total Capital Stock Share Transactions	3,150,000	4,825,000	17,272,894	(1,331,380)

#	For the period from February 19, 2025 (inception) through September 30, 2025.
##	For the period from November 1, 2025 through March 31, 2026. The fund changed its fiscal year end from October 31 to September 30, effective December 1, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Changes in Net Assets

For the periods ended	Small Cap Value ETF## March 31, 2026 (Unaudited)	Small Cap Value ETF October 31, 2025	Small-Mid Cap Equity ETF March 31, 2026 (Unaudited)	Small-Mid Cap Equity ETF September 30, 2025
Operations
Net investment income/(loss)	$1,112,639	$4,956,964	$1,293,585	$1,448,559
Net realized gains/(losses)	3,240,845	58,339,367	(13,059,513)	2,079,424
Change in net unrealized appreciation/(depreciation)	8,870,897	(59,223,890)	10,791,105	76,785,438
Net Change in Net Assets Resulting From Operations	13,224,381	4,072,441	(974,823)	80,313,421
Distributions to Shareholders
From net investment income/net realized gains	(17,272,516)	(41,177,179)	(1,389,478)	(953,019)
Total Distributions to Shareholders	(17,272,516)	(41,177,179)	(1,389,478)	(953,019)
Capital Stock Transactions
Sold	4,163,527	—	227,136,369	413,777,149
Distributions reinvested	16,854,140	41,177,179	—	—
Redeemed	(2,494,664)	(32,798,878)	(11,519,036)	(59,955,301)
In-kind redemptions	—	(182,965,517)	—	—
Total Capital Stock Transactions	18,523,003	(174,587,216)	215,617,333	353,821,848

Net Increase/(Decrease) in Net Assets	14,474,868	(211,691,954)	213,253,032	433,182,250
Net Assets, Beginning of Period	142,472,208	354,164,162	647,723,955	214,541,705
Net Assets, End of Period	$156,947,076	$142,472,208	$860,976,987	$647,723,955

Capital Stock Share Transactions
Sold	150,000	—	5,410,000	11,300,000
Distributions reinvested	653,672	3,623,533	—	—
Redeemed	(90,004)	(3,064,168)	(270,000)	(1,560,000)
In-kind redemptions	—	(17,822,821)	—	—
Total Capital Stock Share Transactions	713,668	17,263,456	5,140,000	9,740,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Changes in Net Assets

For the periods ended	Ultra Short Bond ETF March 31, 2026 (Unaudited)	Ultra Short Bond ETF# September 30, 2025
Operations
Net investment income/(loss)	$4,274,310	$3,383,103
Net realized gains/(losses)	85,454	47,536
Change in net unrealized appreciation/(depreciation)	(444,741)	715,714
Net Change in Net Assets Resulting From Operations	3,915,023	4,146,353
Distributions to Shareholders
From net investment income/net realized gains	(4,325,130)	(3,288,625)
Total Distributions to Shareholders	(4,325,130)	(3,288,625)
Capital Stock Transactions
Sold	34,042,187	185,386,568
Redeemed	—	(7,556,861)
In-kind redemptions	—	—
Total Capital Stock Transactions	34,042,187	177,829,707

Net Increase/(Decrease) in Net Assets	33,632,080	178,687,435
Net Assets, Beginning of Period	178,687,435	—
Net Assets, End of Period	$212,319,515	$178,687,435

Capital Stock Share Transactions
Sold	675,000	3,700,002
Redeemed	—	(150,002)
In-kind redemptions	—	—
Total Capital Stock Share Transactions	675,000	3,550,000

#	For the period from February 19, 2025 (inception) through September 30, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
(1)
ORGANIZATION
Thrivent ETF Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 2, 2021, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940. The Trust is currently comprised of 5 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of two fixed-income Funds and three equity Funds. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) in one or more series as the Trust's Board of Trustees (the "Board") may determine from time to time.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.
 Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
Reorganizations — On May 20, 2025, the Board of Trustees approved the conversion of Thrivent Mid Cap Value Fund and Thrivent Core Small Cap Value Fund (the “Target Funds”) to newly organized exchange-traded funds, Thrivent Mid Cap Value ETF and Thrivent Small Cap Value ETF (“Converted Funds”), respectively.  Each of the reorganized funds is a series of Thrivent ETF Trust.
The reorganization qualifies as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the funds or their shareholders. The reorganization provided for shareholders of the Target Funds to receive ETF shares equal in value to the number of shares of the Target Funds they own on November 14, 2025, the effective date of the reorganization. The Converted Funds are the accounting survivors after the reorganization and as such, the performance and financial history prior to the reorganization will be that of the Target Funds.  The Converted Funds’ historical share transactions and per share information for the Target Funds have been retroactively adjusted to reflect the change in capital structure due to the reorganization.
The reorganization occurred at close of business on November 14, 2025. Assets and liabilities of the Target Funds and shares issued by the Converted Funds were recorded at fair value, however the cost basis of the investments received from each Target Fund were carried forward and will be utilized for purposes of each ETF’s ongoing reporting of realized and unrealized gains and losses. The conversion shares issued of the Converted Funds are included in the table below as well as disclosed in the Statement of Changes in Net Assets.

Fund	Description	Net Assets as of November 14, 2025
Thrivent Mid Cap Value ETF	Converted Fund	$100
Thrivent Mid Cap Value Fund	Target Fund	$6,591,968
Thrivent Mid Cap Value ETF	After Conversion	$6,592,068
	Shares issued	455,042

Thrivent Small Cap Value ETF	Converted Fund	$100
Thrivent Core Small Cap Value Fund	Target Fund	$142,805,005
Thrivent Small Cap Value ETF	After Conversion	$142,805,105
	Shares issued	5,547,600
As of November 14, 2025, the net assets of the Target Funds were comprised of the following:

Target Fund	Unrealized Appreciation/ Depreciation	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gains/(Losses)	Capital Stock
Thrivent Mid Cap Value Fund	$1,488,885	$72,833	$3,435,448	$1,594,802
Thrivent Core Small Cap Value Fund	14,572,506	(2,760,535)	42,020,858	85,822,176
The financial statements reflect the operations of the Converted Funds for the period prior to the merger and the combined Funds for the period subsequent to the conversion. Because the combined Funds have been managed as a single Fund since the conversions were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Mid Cap Value Fund and Thrivent Core Small Cap Value Fund that have been included in the Converted Funds’ Statement of Operations since the conversions were completed.
Effective December 1, 2025, the Converted Funds’ fiscal year-end changed from October 31 to September 30.  Accordingly, the Converted Funds’ financial statements and accompanying notes to financial statements include information as of November 1, 2025 through the period ended March 31, 2026.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
(2)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Funds record their investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Funds’ investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day. Money Market funds where the published daily NAV per share is not available on measurement date shall be fair valued using the NAV per share from the prior day.
The Board has chosen the Funds’ investment adviser Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities — The Funds may invest in certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange and are fair valued using pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes — No provision has been made for income taxes because the Funds’ policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
The Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more-likely-than-not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the "more-likely-than-not" recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds’ federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress, and none are expected at this time.
As of March 31, 2026, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position, or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes — Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are generally allocated among all appropriate affiliated funds in proportion to their respective net assets or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders — Dividend and capital gain distributions are recorded on the ex-dividend date. Net realized gains from securities transactions, if any,  are paid annually after the close of the fiscal year. In addition, the Funds may claim a portion of the payment to redeeming shareholders as a distribution for income tax purposes. Distributions to shareholders are recorded on the ex-dividend date.
The dividend distribution schedule is as follows:

Fund	Dividends Declared	Dividends Paid
Core Plus Bond ETF	Monthly	Monthly
Mid Cap Value ETF	Annually	Annually
Small Cap Value ETF	Annually	Annually
Small-Mid Cap Equity ETF	Annually	Annually
Ultra Short Bond ETF	Monthly	Monthly
Derivatives —  The Funds may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts —  Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended March 31, 2026, Ultra Short Bond ETF used treasury futures to manage the duration and yield curve exposure as compared to its benchmark.
Swap Agreements — Each Fund may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps — A credit default swap ("CDS") is a swap agreement between two parties to exchange the credit risk of a

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 31, 2026, the Funds did not engage in these types of transactions.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Mortgage Dollar Roll Transactions — Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. These purchase and sale transactions may increase portfolio turnover rate.
When-Issued and Delayed-Delivery Transactions — Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities — Certain Funds may invest in interest only and principal only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Contingent Liabilities — In the event of adversary action proceedings where the Funds are a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the period ended March 31, 2026, no contingent liabilities were reported.
Litigation — Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3)
FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees — The Trust has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will pay all of the ordinary operating expenses of the Funds, except for (i) payments under the Fund’s Rule 12b-1 plan (if any), (ii) interest expense or other costs of a Fund’s borrowing(s) or financing activities, (iii) taxes and governmental fees, (iv) acquired fund fees and expenses, (v) broker’s commissions and any other transaction- or investment-related expenses incurred by or for a Fund, (vi) costs related to meetings of shareholders, (vii) litigation expenses, (viii) indemnification expenses, (ix) fees or expenses payable or other costs incurred in connection with a Fund’s securities lending program, (x) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles, (xi) extraordinary expenses, and (xii) such other expenses as approved by a majority of the Trust’s Board of Trustees.
The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment programs and manages the operations of the Funds under the general supervision of the Board. The Adviser will be paid an advisory fee from each of the Funds for its investment advisory services (fees are accrued daily and paid monthly) based on annual rates of fees as a percentage of average daily net assets under the investment advisory agreement as follows:

Fund	Advisory Fee Rate
Core Plus Bond ETF	0.39%
Mid Cap Value ETF	0.55%
Small Cap Value ETF	0.60%
Small-Mid Cap Equity ETF	0.65%
Ultra Short Bond ETF	0.20%
Distribution Plan — ALPS Distributors, Inc. ("ALPS"), a Colorado corporation, is the distributor and principal underwriter of the Funds’ Shares.  ALPS serves as the distributor of aggregations of shares of the Funds known as “Creation Units”. ALPS is not entitled to compensation from the Trust for services provided under this agreement but receives compensation from the Adviser for its services.
Other Expenses —  The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street"), to provide transfer agency and dividend payment services, custodian and administration services necessary to the Funds. Under the transfer agency agreement, State Street performs shareholder services and acts as the dividend disbursing agent. Pursuant to administration agreement, State Street  provides certain accounting and administrative personnel and services to the Funds. Under the custody agreement, State Street provides custodian services for the Funds’ assets. Additionally, the Trust has entered into an agreement with Thrivent Financial Investor Services Inc., to provide primarily call center services and to assist in coordinating with other service providers for the distribution of the Funds’ regulatory filings to shareholders.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Adviser for services as a Trustee. In addition, the Adviser reimburses unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., the Adviser, Thrivent Financial Investor Services Inc. and Thrivent Distributors, LLC. Employees of the Adviser and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance by the Adviser.
Interfund Lending — The Trust may participate in an interfund lending program (the "Program") pursuant to an exemptive order issued by the SEC. The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund. Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program. Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the period ended March 31, 2026, no Fund borrowed cash through the interfund lending program.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
(4)
SEGMENT REPORTING
In accordance with FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), management evaluates the Funds’ business activities to determine the segment reporting needed for the Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds' CODMs. Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5)
TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of March 31, 2026, the tax basis balance has not yet been determined.
At September 30, 2025,  the following Fund had accumulated net capital loss carryovers as follows:

Fund	Capital Loss Carryover
Small-Mid Cap Equity ETF	$3,364,321
To the extent that this Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6)
CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
The Funds issue and redeem shares on a continuous basis at NAV in large blocks of shares called “Creation Units”. A Creation Unit consists of 10,000 shares. Creation Units are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying securities basket. Investors such as market markers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for the Funds include both cash and in-kind transactions and are disclosed in detail in the Statement of Changes in Net Assets.
Transaction fees are imposed to cover the cost associated with the issuance and redemption of Creation Units. There is fixed and variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of the Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed, as part of a cash order, is applicable to each creation or redemption transaction and is paid to the Funds. Variable transaction fees received by the Funds are included in the Capital Share Transaction section of the Statement of Changes in Net Assets.
(7)
SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities — For the period ended March 31, 2026, the in-kind contributions and the in-kind redemptions were as follows:

Fund	In-kind Contributions	In-kind Redemptions
Core Plus Bond ETF	$85,172,313	$—
Mid Cap Value ETF	280,638,856	11,491,667
Small Cap Value ETF	4,028,288	2,477,055
Small-Mid Cap Equity ETF	225,837,488	11,426,737
Ultra Short Bond ETF	7,268,898	—
The In-kind Contributions and In-kind Redemptions shown in the table above, may not agree with the Capital Stock Transactions on the Statement of Changes in Net Assets as the Capital Stock Transactions reflects shareholder transactions including any cash component of transactions.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
The cost of purchases and the proceeds from sales, other than U.S. Government securities, were as follows:

Fund	Purchases	Sales
Core Plus Bond ETF	$50,457,306	$37,034,082
Mid Cap Value ETF	44,354,020	52,559,508
Small Cap Value ETF	36,697,693	33,929,329
Small-Mid Cap Equity ETF	263,782,749	253,078,692
Ultra Short Bond ETF	103,332,851	65,655,744
Purchases and sales of U.S. Government securities were:

Fund	Purchases	Sales
Core Plus Bond ETF	$184,529,347	$123,775,178
Ultra Short Bond ETF	25,127,850	18,429,384
(8)
SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
In-kind Contributions — During December 2025, Thrivent Mid Cap Value ETF received an in-kind contribution which consisted of $263,809,061 in securities and $5,073,513 in cash. As a result of the in-kind contribution, Thrivent Mid Cap Value ETF issued shares at the net asset value per share on the date of contribution. The in-kind amounts and shares issued are included in the Capital Stock Transactions of the Statement of Changes in Net Assets for Thrivent Mid Cap Value ETF. These in-kind transactions were conducted at market value. The transactions were as follows:

Contributing Fund/Portfolio	Contribution Date	Shares Issued	Net Asset Value per Share	In-kind Amount
Aggressive Allocation Fund	12/12/2025	3,654,322	$15.22	$55,632,189
Aggressive Allocation Portfolio	12/12/2025	2,986,154	$15.22	45,460,220
Moderate Allocation Fund	12/12/2025	954,035	$15.22	14,523,913
Moderate Allocation Portfolio	12/12/2025	2,958,674	$15.22	45,041,874
Moderately Aggressive Allocation Fund	12/12/2025	2,675,250	$15.22	40,727,120
Moderately Aggressive Allocation Portfolio	12/12/2025	4,022,841	$15.22	61,242,400
Moderately Conservative Allocation Fund	12/12/2025	90,157	$15.22	1,372,520
Moderately Conservative Allocation Portfolio	12/12/2025	320,709	$15.22	4,882,368
Totals		17,662,142		268,882,604
(9)
SUBSEQUENT EVENTS
The Adviser has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(10)
PRINCIPAL RISKS
Investing in the Funds involves risks. The following is an alphabetical list of significant risks associated with investing in the Funds. Refer to the prospectus for risks specific to each Fund.
Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Conflicts of Interest Risk. An investment in the Funds is subject to a number of actual or potential conflicts of interest. The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Funds. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.
The Adviser or its affiliates may provide services to the Funds for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in investments affiliated with the Adviser. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of a Fund,

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates. The Adviser and its affiliates have no obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with a Fund. The portfolio compositions and performance results of a Fund therefore will differ from other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s other clients are proprietary or pay them higher fees or performance-based fees. Further, the activities in which the Adviser and its affiliates are involved on behalf of other accounts could limit or preclude the flexibility that a Fund could otherwise have to participate in certain investments.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk. The Funds and their service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with a Fund’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for a Fund’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting a Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investments in such companies to lose value. While a Fund’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, a Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect a Fund or its shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk. The use of derivatives (such as futures, options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose a Fund to greater risk and increase its costs. Such leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of a Fund’s portfolio will be magnified when a Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow a Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that a Fund enters into the derivatives transaction and the date that a Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price. Changes in the value of the underlying security between the time that a Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by a Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller. The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. There can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•  The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
•  Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.
•  The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•  Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Financial Sector Risk. To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Fund to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause the Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2026
(unaudited)
to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
New and Smaller Sized Fund Risk. The Fund is new and has a limited operating history as an ETF for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Regulatory Risk. Legal, tax, and regulatory developments may adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of a Fund and the returns generated from securities in a Fund.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

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Thrivent ETF Trust
Financial Highlights

	Per Share Outstanding Throughout Each Period*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period*	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
Core Plus Bond ETF
Period Ended March 31, 2026 (unaudited) (d)	$51.40	$1.16	$(0.64)	$0.52	$(1.12)	$(0.16)
Period Ended September 30, 2025 (d),#	50.00	1.42	1.23	2.65	(1.25)	—
Mid Cap Value ETF
Period Ended March 31, 2026 (unaudited) (d),##	18.07	0.11	1.17	1.28	(0.23)	(3.43)
Year Ended October 31, 2025 (d),(e)	18.18	0.24	0.79	1.03	(0.22)	(0.92)
Year Ended October 31, 2024 (e)	14.29	0.24	3.81	4.05	(0.16)	—
Year Ended October 31, 2023 (e)	15.09	0.20	(0.55)	(0.35)	(0.13)	(0.32)
Year Ended October 31, 2022 (e)	16.16	0.14	(0.55)	(0.41)	(0.04)	(0.62)
Year Ended October 31, 2021 (e)	10.20	0.07	5.97	6.04	(0.08)	—
Small Cap Value ETF
Period Ended March 31, 2026 (unaudited) (d),##	29.11	0.20	0.03	0.23	(0.32)	(1.03)
Year Ended October 31, 2025 (d),(e)	31.41	0.51	0.92	1.43	(0.49)	(3.24)
Year Ended October 31, 2024 (d),(e)	23.00	0.49	8.35	8.84	(0.43)	—
Year Ended October 31, 2023 (e)	25.30	0.49	(2.49)	(2.00)	(0.30)	—
Year Ended October 31, 2022 (e),###	27.03	0.16	(1.89)	(1.73)	—	—
Small-Mid Cap Equity ETF
Period Ended March 31, 2026 (unaudited) (d)	41.51	0.07	(0.01)	0.06	(0.07)	—
Year Ended September 30, 2025 (d)	36.59	0.15	4.91	5.06	(0.14)	—
Year Ended September 30, 2024 (d)	27.82	0.18	8.75	8.93	(0.16)	—
Period Ended September 30, 2023 (d),####	25.00	0.18	2.68	2.86	(0.04)	—
Ultra Short Bond ETF
Period Ended March 31, 2026 (unaudited) (d)	50.33	1.09	(0.08)	1.01	(1.08)	(0.01)
Period Ended September 30, 2025 (d),#	50.00	1.39	0.18	1.57	(1.24)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates. Additional information can be found in the accompanying Notes to Financial Statements

(d)	Per share amounts have been calculated using the average shares outstanding method.
(e)	Per share amounts reflect the conversion of the Mutual Fund into the ETF as of the close of November 14, 2025.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.
#	For the period from February 19, 2025 (inception) through September 30, 2025.
##	For the period from November 1, 2025 through March 31, 2026. The fund changed its fiscal year end from October 31 to September 30, effective December 1, 2025
###	For the period from March 31, 2022 (inception) through October 31, 2022.
####	For the period from October 5, 2022 (inception) through September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Financial Highlights

		Ratios/Supplemental Data
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses **
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/ (Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover rate(c)

$(1.28)	$50.64	0.99%	$403.9	0.39%	4.53%	0.39%	4.53%	49%
(1.25)	51.40	5.38%	248.0	0.39%	4.57%	0.39%	4.57%	52%

(3.66)	15.69	8.71%	284.5	0.51%	1.55%	0.51%	1.55%	23%
(1.14)	18.07	5.83%	15.4	0.90%	1.40%	1.69%	0.61%	60%
(0.16)	18.18	28.45%	39.7	0.90%	1.37%	1.42%	0.85%	61%
(0.45)	14.29	(2.40)%	33.2	0.90%	1.42%	1.56%	0.76%	43%
(0.66)	15.09	(2.70)%	19.8	0.90%	1.07%	2.04%	(0.07)%	31%
(0.08)	16.16	59.38%	12.0	0.92%	0.53%	2.73%	(1.28)%	36%

(1.35)	27.99	9.30%	156.9	0.51%	1.61%	0.51%	1.61%	23%
(3.73)	29.11	4.11%	142.5	0.08%	1.82%	0.08%	1.82%	51%
(0.43)	31.41	38.69%	354.2	0.05%	1.67%	0.05%	1.67%	32%
(0.30)	23.00	(7.97)%	464.3	0.05%	1.86%	0.05%	1.86%	55%
—	25.30	(6.40)%	545.6	0.06%	1.55%	0.06%	1.55%	19%

(0.07)	41.50	0.16%	861.0	0.65%	0.32%	0.65%	0.32%	32%
(0.14)	41.51	13.88%	647.7	0.65%	0.40%	0.65%	0.40%	80%
(0.16)	36.59	32.21%	214.5	0.65%	0.55%	0.65%	0.55%	58%
(0.04)	27.82	7.65%	133.4	0.65%	0.67%	0.65%	0.67%	47%

(1.09)	50.25	2.02%	212.3	0.20%	4.33%	0.20%	4.33%	46%
(1.24)	50.33	3.18%	178.7	0.20%	4.50%	0.20%	4.50%	43%
The accompanying Notes to Financial Statements are an integral part of this statement.

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
A special meeting of shareholders of Thrivent Core Small Cap Value Fund was held on October 20, 2025. Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Core Small Cap Value Fund into Thrivent Small Cap Value ETF, a newly created series of Thrivent ETF Trust. The results of the meeting were as follows:
Shares Outstanding (as of Record Date): 13,226,842.602
Total Shares Voted: 13,226,842.602
Percentage of Shares Voted: 100%

Vote	Total Shares Voted	Percentage of Shares Voted	Percentage of Shares Outstanding
For:	13,226,842.602	100%	100%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
Thrivent Mid Cap Value ETF and Thrivent Small Cap Value ETF (each, a “Fund” and together, the “Funds”) are each a newly-organized series of the Thrivent ETF Trust (the “Trust”) and successor to Thrivent Mid Cap Value Fund and Thrivent Core Small Cap Value Fund (the “Predecessor Funds”), respectively, pursuant to a reorganization (together, the “Reorganizations”).  Each Fund has an investment objective and strategy substantially similar to those of its respective Predecessor Fund.
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the investment advisory agreement (“Advisory Agreement”) for each Fund of the Trust be approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”).
At its meeting on May 20, 2025 (the “Meeting”), the Board voted unanimously to approve the Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) with respect to the Funds, in connection to the proposed Reorganizations, which were also considered and approved at the Meeting. In connection with its evaluation of the Advisory Agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the objective of each Fund, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The Adviser’s performance history and how that might translate to the performance of a Fund;
3. The fees and other expenses charged to each Fund;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grows;
6. Other benefits realized by the Adviser and its affiliates from their relationship with the Funds; and
7. Any other factors that the Board deemed relevant to its consideration.
In connection with the approval of the Advisory Agreement, the Board (including all of the Independent Trustees) met on April 3 and May 20, 2025 to consider information relevant to the Trustees’ consideration.  The Independent Trustees were represented by independent counsel throughout the process and during executive sessions without management present to consider whether to approve the Advisory Agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At the meetings, management presented information describing the services to be furnished to the Funds by the Adviser.  The Board considered the high quality of services that the Adviser provided to the Predecessor Funds.  The Board received information at the meetings from the marketing and investment leadership team regarding management’s rationale for the proposed Funds.   The Board considered that the Adviser has experience advising actively managed exchange-traded funds (“ETFs”) and extensive experience advising actively managed mutual funds.
The Board received information about the characteristics of each proposed Fund, including its investment objective, investment philosophy and process, proposed benchmark, expected Morningstar category and attributes as an exchange-traded fund.  The Board received information about the qualifications and experience of the proposed managers. The Adviser discussed with the Board the capabilities of the New York Stock Exchange and the reasons for the Adviser’s recommendation that the Funds be listed on that exchange.
These presentations gave the Board the opportunity to evaluate the Adviser’s, including the portfolio managers’ abilities and the quality of services expected to be provided to the Funds. The Independent Trustees also met, including in executive session, with and received periodic reports regarding other Thrivent funds, including the Predecessor Funds, from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management) that served to inform the Board about the types of compliance services and programs that would be applied to the Funds. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings.

Statement Regarding Basis for Approval of Investment Advisory Contract
The Board considered the adequacy of the Adviser’s resources to be used in providing services to the Funds. The Adviser reviewed its process for overseeing its portfolio management teams for all Thrivent funds. The Adviser discussed additional resources that would be added to support the Funds. In addition, the Adviser noted that its investments in technology and personnel have benefitted other Thrivent funds and discussed continued investments in these resources, which, in particular, would benefit the Funds. The Board viewed these actions as a positive factor in approving the Advisory Agreement as they demonstrated the Adviser’s commitment to provide the Funds with quality service.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser supported approval of the Advisory Agreement.
Investment Performance
Because the Funds had not yet commenced operation, the Board could not consider the performance of either Fund. The Board considered the performance of the Predecessor Funds and the Adviser’s record in managing the Predecessor Funds. The Board noted that it would have opportunity to review performance information for the Funds in connection with future quarterly performance reports and annual reviews of the Advisory Agreement.
Advisory Fees and Fund Expenses
The Board considered each Fund’s proposed unitary fee structure, similar to other funds in its peer group, and noted that the Adviser would pay all of the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses. The Board considered the fees and expenses to be charged to each Fund and determined that they were reasonable.
Cost of Services, Profitability and Economies of Scale
Because the Funds had not commenced operation, it was not possible to determine the profitability that the Adviser might achieve with respect to each Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. The Board considered the Adviser’s planned strategy for distributing the Funds and growing the Funds’ assets.  The Board noted that it would have opportunity to review profitability information and economies of scale in connection with future annual reviews of the Advisory Agreement.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Funds, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement for an initial two-year period.

Statement Regarding Basis for Approval of Investment Advisory Contract
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent ETF Trust (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for the Thrivent Small-Mid Cap Equity ETF (the “Fund”), a series of the Trust.
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of the Fund;
3. The advisory fee and net operating expense ratio of the Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Fund grows;
6. Whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met six times in 2025 – February 25, May 20, July 10, August 19, October 9 and November 18 – to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.  The Board had the opportunity to ask questions and request further information in connection with its consideration.  The Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information.
The Board received information from the Adviser regarding the personnel providing services to the Fund, including investment management, compliance and administrative personnel.  The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Fund. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from the Adviser throughout the course of the year.  The Board also reviewed information from MPI, including an independent assessment of information relating to the Fund and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without the Adviser present to consider the reapproval of the Advisory Agreement for the Fund.  Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them.  The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor.  In addition, each Trustee may have weighed individual factors differently.  The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, the Adviser presented information describing the services furnished to the Fund by the Adviser. During these meetings, the Adviser reported on the investment management, trading and compliance services provided to the Fund. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Fund.  During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement.

Statement Regarding Basis for Approval of Investment Advisory Contract
The Board received reports and presentations about the Fund at each of its quarterly meetings from the Adviser’s representatives.  These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Fund. The Adviser reviewed with the Board the services provided by the Adviser.  The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and that the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up on any additional questions or concerns that arise during quarterly meetings and then report the results of the follow up to the Board or one of its Committees.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Fund pursuant to the Advisory Agreement.  The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management team of the Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, and operations, and the Adviser’s oversight of other service providers to the Fund.  The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Fund with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of the Fund, including net performance, relative performance rankings within the Fund’s Morningstar peer universe, comparisons to benchmark index returns, and risk metrics.  At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board noted that the Fund had less than three years of operational history and considered investment performance for the Fund for the one-year period ended June 30, 2025.  The Board considered that the Fund had performed better than its performance benchmark index and the median of Fund’s Morningstar peer universe over that one-year period.  The Board concluded that the performance of the Fund was satisfactory.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing the Fund’s advisory fee and overall expense ratio with the median fee and expense ratio of a peer group selected by MPI based on similar investment objective and size and of the Morningstar peer universe.  The information was as of April 30, 2025.  The Board considered the Fund’s unitary fee structure, similar to other funds in its peer group, and noted that the Adviser would pay all of the expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.  The Board noted that the Fund’s unitary fee and net expense ratio were both at or near the medians of the MPI peer group and the Morningstar universe (50th to 53rd percentile).
On the basis of its review, the Board concluded that the unitary fee charged under the Advisory Agreement was reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Fund. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations.  The Board considered the profitability of the Adviser both overall and for the Fund.  Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that any profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Fund.
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders.  The Board considered that the Fund had less than three years of operational history and that advisory fee breakpoints are not common in the exchange-traded fund

Statement Regarding Basis for Approval of Investment Advisory Contract
market.  The Board also considered the Adviser’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as any fund’s assets increase.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Fund.  The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)	Change in the registrant’s independent public accountant: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 27, 2026	Thrivent ETF Trust

	By:	/s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 27, 2026	By:	/s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date: May 27, 2026	By:	/s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)